RCM CAPITAL FUNDS, INC.

SEMI-ANNUAL REPORT

JUNE 30, 1997

                                RCM GROWTH EQUITY FUND
                     MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE



The RCM Growth Equity Fund (the "Fund") registered excellent performance in the second quarter of 1997, rising 18.77% and outperforming its primary benchmark, the Russell Midcap Index, by 521 basis points. Over the first six months of the year, the value of an investment in the Fund appreciated 8.75%. Despite these results, however, the Fund finished behind the 12.63% return posted by its primary benchmark for the same period.

Perhaps the most prominent characteristic of the stock market's action during the "summer correction" of 1996 and its subsequent advance through the first half 1997 has been the persistent leadership of very large capitalization issues. Investors who had participated in the blistering advance and subsequent collapse of mid and small cap stocks in the first half of 1996 have since been willing to accord a premium to liquidity and the perception of "visible growth" as embodied in the stocks of the biggest multinational corporations. The decline in small and midcap universes in the correction of 1996 was much more violent than that of the large cap market. The resumption of huge cash flows into the stock market from institutional and equity mutual fund investors after the correction coincided with a rise in the popularity of passive indexing tied to large cap universes, which has only exacerbated the pronounced performance divergence between capitalization tiers.

Despite the lagging performance of midcap stock universes in the second half of 1996, there were reasons to be optimistic about a turn in relative performance of these stocks going into 1997. Seasonal factors for so-called "secondary cap" sectors of the market traditionally are favorable early in a new year. RCM Capital Management, L.L.C. ("RCM"), the Fund's investment manager was encouraged by evidence of improved relative strength in midcap stocks in the final month of 1996, and hopeful that seasonal strength in mutual fund cash flows would support a catch-up move versus very large capitalization equities in early 1997. Importantly, valuations of midcap universes had become attractive versus their own historical ranges and relative to large caps, especially in light of RCM's outlook for higher relative earnings growth in the midcap sector. Based on these considerations and RCM's commitment to a quality growth approach to investing, the Fund entered 1997 with overweighted positions in high-growth areas such as technology, business services and health care. While the Fund did maintain some exposure to the banking and financial services industry groups, these were underweighted areas relative to the primary benchmark, which has heavy weightings in these groups. (As a growth manager, RCM typically maintains only modest exposure to these interest rate-sensitive industries.)

The relative move in the midcap sector did not materialize in the first quarter, however, and market leadership continued to narrow, concentrating in stocks of the very large cap multinationals. By late February, a more pronounced secondary cap decline was evident, particularly in technology stocks. Federal Reserve Chairman Greenspan's cautionary comments regarding "irrational exuberance" early in the first quarter did not slow seasonally strong mutual fund cash flows, but did seem to intensify investors' preference for large cap, liquid names. Midcaps -- especially higher growth and higher P/E multiple sectors -- underperformed when the market corrected in February and March on fears of rising interest rates, but the worst relative performance of the year occurred in April. By the end of April 1997, the spread between the 12-month S&P 500 return and Russell Midcap Index performance had opened to -14%. Due to the Fund's growth-stock orientation, Fund performance trailed the Russell Midcap Index benchmark by 821 basis points through the first four months of 1997.

Large cap stocks reached a major bottom with the easing of rate fears in mid-April, and midcap stocks soon followed. Relative valuation and performance disparities set up a powerful midcap rally in May. The Fund was well positioned to benefit, as extremely compressed multiples of quality growth issues expanded and technology stocks re-emerged as market leaders. The Russell Midcap Index outperformed the S&P 500 by 124 basis points in May and posted strong absolute returns in June. The Fund outperformed the Russell Midcap Index benchmark by 557 basis points in the final two months of the first half of 1997.

Individual stock selection in the aerospace industry made a positive contribution to relative performance in the first half. The Fund's holdings in this group were up an aggregate of 24% versus a gain of approximately 10% for the Russell Midcap Index stocks in this group. The Fund's major holdings in this industry were Sundstrand Corporation (+28% total return for the first half of 1997) and Wyman Gordon (+21%). Stock selection was also positive in the communications services industry group, where Fund holdings were up 16% on average versus essentially flat performance for the Russell Midcap Index stocks in this group. Major holdings in this industry included Nextel Communications (+45%), McLeod USA (+32%) and Worldcom (+23%). Stock picking in the technology services and banking industry groups also had a positive impact on relative performance during the first half.


Negative stock selection was experienced in the electronics and new technology group. Relative performance was hurt in particular by declines in Network General (-51%), Ascend Communications (-37%) and Altron (-29%), causing the aggregate performance of the Fund's holdings in this industry to be down about 3% for the first half of 1997 versus the average gain of approximately 9% posted by the Russell Midcap Index stocks in the group. The Fund experienced smaller negative contributions to relative performance from stock selection in the retail trade sector and in business services.

Industry strategies that were positive contributors to the Fund's relative performance in the first half included overweightings in the strong health care services group (9% weighting in the Fund versus 4% in the Russell Midcap Index). Relative performance of the Fund also benefited from a strategic underweighting in energy and in the lagging utilities industry group. (Due to RCM's growth-stock orientation, the Fund typically does not maintain exposure to utility stocks.)

On the negative side, overweighting the poorly performing technology services industry group hurt the Fund's relative performance in the first six months of 1997. Technology services stocks in the Russell Midcap Index underperformed the overall benchmark by almost 12% for the period. This sector had traditionally been a "defensive" subsector within the technology universe, and RCM believed that these stocks would fare relatively better than other areas of technology in a group correction. However, technology service stocks came under severe pressure in the first quarter, as a bellwether large cap service stock (Electronic Data Systems) posted disappointing earnings, and questions arose surrounding the ability of services companies to contain costs. In fact, the Fund's technology services holdings generally had excellent fundamentals, and these holdings rebounded powerfully in the May rally and through the end of the first half. The Fund's underweighted positions in insurance and banking also had a modestly negative impact on relative performance for the period. Due to RCM's growth-stock orientation, it is typical for the Fund to have only modest relative exposure in these industries. The Fund's average cash position of about 4.5% during the first half of 1997 was at the low end of its "normal" range, but had a slight negative impact on relative performance due to the rising market environment.

Going into the second half of 1997, the equity market environment appears to reflect an extremely favorable economic outlook: low inflation, continued healthy -- but not overheated -- GDP growth, and no immediate reason to
anticipate an interest rate hike by the Federal Reserve.   Stocks reached new
highs early in the third quarter, surprising many observers who had not expected 1997 to repeat the exceptional returns of the previous two years. Heightened vigilance to potential changes in the environment is certainly warranted given current market levels, but RCM is encouraged by the improved relative performance of midcap stocks at the end of the first half of the year. Although it is not clear that a sustained period of outperformance lies ahead, RCM continues to believe that relative valuations of midcap stocks are attractive, especially in light of RCM's outlook for higher relative growth in this sector. The Fund retains significant overweightings in growth industries such as technology, health care, and telecommunications, with a cash position at the lower end of a "normal" range.

RCM GROWTH EQUITY FUND
PERFORMANCE SUMMARY
--------------------------------------------------------------------------------
         RCM GROWTH     RUSSELL MIDCAP INDEX
Nov-79      $10,000                  $10,000
Nov-79      $10,393                  $10,740
Dec-79      $10,719                  $11,158
Jan-80      $11,210                  $11,777
Feb-80      $10,792                  $11,516
Mar-80       $9,599                   $9,996
Apr-80      $10,028                  $10,641
May-80      $10,856                  $11,467
Jun-80      $11,315                  $12,024
Jul-80      $12,980                  $13,034
Aug-80      $13,656                  $13,375
Sep-80      $14,396                  $13,821
Oct-80      $14,878                  $13,966
Nov-80      $15,935                  $15,074
Dec-80      $15,665                  $14,784
Jan-81      $15,304                  $14,439
Feb-81      $15,725                  $14,694
Mar-81      $17,588                  $15,843
Apr-81      $18,134                  $15,918
May-81      $19,279                  $16,306
Jun-81      $18,560                  $16,008
Jul-81      $18,247                  $15,809
Aug-81      $17,371                  $14,908
Sep-81      $16,587                  $13,951
Oct-81      $18,157                  $14,914
Nov-81      $18,503                  $15,518
Dec-81      $18,211                  $15,139
Jan-82      $17,929                  $14,583
Feb-82      $17,527                  $13,964
Mar-82      $17,476                  $13,825

Apr-82      $18,682                  $14,486
May-82      $18,511                  $13,970
Jun-82      $18,441                  $13,595
Jul-82      $18,512                  $13,274
Aug-82      $20,047                  $14,871
Sep-82      $20,666                  $15,293
Oct-82      $23,233                  $17,338
Nov-82      $25,235                  $18,395
Dec-82      $25,710                  $18,660
Jan-83      $27,172                  $19,319
Feb-83      $28,967                  $19,987
Mar-83      $30,108                  $20,691
Apr-83      $32,700                  $21,984
May-83      $34,645                  $22,903
Jun-83      $36,064                  $23,737
Jul-83      $34,391                  $22,991
Aug-83      $33,610                  $22,846
Sep-83      $34,935                  $23,486
Oct-83      $33,413                  $22,575
Nov-83      $34,930                  $23,541
Dec-83      $34,348                  $23,105
Jan-84      $32,764                  $22,449
Feb-84      $31,089                  $21,235
Mar-84      $31,709                  $21,587
Apr-84      $31,839                  $21,350
May-84      $30,674                  $20,146
Jun-84      $32,051                  $20,774
Jul-84      $31,196                  $20,166
Aug-84      $34,191                  $22,684
Sep-84      $33,648                  $22,791
Oct-84      $33,611                  $22,880

Nov-84      $32,993                  $22,784
Dec-84      $33,496                  $23,435
Jan-85      $37,254                  $25,659
2/29/1985   $38,042                  $26,119
Mar-85      $37,399                  $25,970
Apr-85      $36,747                  $25,894
May-85      $39,165                  $27,365
Jun-85      $39,965                  $28,030
Jul-85      $40,928                  $27,994
Aug-85      $40,385                  $27,876
Sep-85      $38,429                  $26,510
Oct-85      $40,118                  $27,883
Nov-85      $42,578                  $29,810
Dec-85      $44,235                  $30,937
Jan-86      $45,046                  $31,633
Feb-86      $48,307                  $34,205
Mar-86      $49,783                  $36,003
Apr-86      $50,541                  $35,845
May-86      $52,554                  $37,701
Jun-86      $51,571                  $38,216
Jul-86      $47,374                  $35,687
Aug-86      $49,140                  $38,219
Sep-86      $45,601                  $35,511
Oct-86      $48,335                  $37,364
Nov-86      $48,946                  $37,640
Dec-86      $48,361                  $36,569
Jan-87      $54,951                  $41,072
Feb-87      $59,189                  $43,530
Mar-87      $60,968                  $43,942
Apr-87      $60,390                  $42,842
May-87      $62,092                  $42,989

Jun-87      $64,592                  $44,737
Jul-87      $67,740                  $46,653
Aug-87      $70,486                  $48,302
Sep-87      $68,483                  $47,379
Oct-87      $49,455                  $35,710
Nov-87      $47,006                  $33,727
Dec-87      $53,665                  $36,652
Jan-88      $53,930                  $38,355
Feb-88      $58,780                  $41,072
Mar-88      $60,415                  $41,126
Apr-88      $61,386                  $41,380
May-88      $60,234                  $41,283
Jun-88      $64,720                  $44,110
Jul-88      $63,335                  $43,225
Aug-88      $61,789                  $42,264
Sep-88      $64,192                  $43,702
Oct-88      $63,486                  $43,889
Nov-88      $62,127                  $42,836
Dec-88      $64,859                  $43,910
Jan-89      $68,192                  $46,537
Feb-89      $67,612                  $46,427
Mar-89      $68,994                  $47,190
Apr-89      $73,125                  $49,465
May-89      $77,254                  $51,695
Jun-89      $74,440                  $51,503
Jul-89      $79,915                  $55,093
Aug-89      $83,387                  $56,935
Sep-89      $83,428                  $56,413
Oct-89      $79,787                  $53,752
Nov-89      $80,873                  $54,489
Dec-89      $82,292                  $55,446

Jan-90      $75,120                  $50,999
Feb-90      $77,825                  $52,033
Mar-90      $80,029                  $53,300
Apr-90      $78,163                  $51,011
May-90      $86,194                  $55,632
Jun-90      $87,034                  $55,271
Jul-90      $84,425                  $53,628
Aug-90      $75,868                  $47,860
Sep-90      $71,033                  $44,312
Oct-90      $69,568                  $42,913
Nov-90      $75,112                  $47,046
Dec-90      $78,902                  $49,072
Jan-91      $85,003                  $52,398
Feb-91      $92,631                  $56,764
Mar-91      $97,028                  $59,119
Apr-91      $96,459                  $59,474
May-91     $101,948                  $62,298
Jun-91      $96,909                  $59,427
Jul-91     $102,335                  $62,340
Aug-91     $105,602                  $64,204
Sep-91     $105,329                  $63,830
Oct-91     $108,557                  $65,138
Nov-91     $104,724                  $62,445
Dec-91     $116,960                  $69,442
Jan-92     $119,326                  $70,748
Feb-92     $120,948                  $72,373
Mar-92     $115,847                  $70,524
Apr-92     $113,545                  $71,075
May-92     $114,312                  $71,534
Jun-92     $108,991                  $70,374
Jul-92     $112,618                  $73,316

Aug-92     $110,272                  $71,628
Sep-92     $113,146                  $73,113
Oct-92     $117,301                  $74,902
Nov-92     $122,190                  $78,677
Dec-92     $125,186                  $80,789
Jan-93     $125,594                  $82,405
Feb-93     $121,886                  $82,496
Mar-93     $124,822                  $85,179
Apr-93     $121,150                  $82,922
May-93     $126,171                  $85,555
Jun-93     $126,630                  $86,522
Jul-93     $125,543                  $86,939
Aug-93     $131,747                  $90,806
Sep-93     $134,398                  $91,153
Oct-93     $135,795                  $91,229
Nov-93     $131,931                  $89,113
Dec-93     $138,604                  $92,341
Jan-94     $143,687                  $94,889
Feb-94     $142,568                  $93,598
Mar-94     $134,622                  $89,611
Apr-94     $135,889                  $90,226
May-94     $134,603                  $90,349
Jun-94     $130,975                  $87,673
Jul-94     $132,730                  $90,682
Aug-94     $141,423                  $94,981
Sep-94     $140,120                  $92,660
Oct-94     $142,420                  $93,369
Nov-94     $137,052                  $89,250
Dec-94     $139,650                  $90,409
Jan-95     $140,145                  $92,266
Feb-95     $146,023                  $97,042

Mar-95     $151,805                  $99,819
Apr-95     $152,385                 $101,324
May-95     $155,053                 $104,654
Jun-95     $162,810                 $108,171
Jul-95     $174,821                 $113,423
Aug-95     $177,454                 $115,160
Sep-95     $183,158                 $117,762
Oct-95     $179,789                 $115,128
Nov-95     $185,416                 $120,853
Dec-95     $187,880                 $121,558
Jan-96     $190,835                 $124,137
Feb-96     $200,326                 $127,052
Mar-96     $203,882                 $128,890
Apr-96     $212,394                 $132,542
May-96     $215,917                 $134,544
Jun-96     $206,821                 $132,526
Jul-96     $188,917                 $124,324
Aug-96     $198,795                 $130,243
Sep-96     $211,760                 $136,676
Oct-96     $211,966                 $137,772
Nov-96     $222,461                 $146,165
Dec-96     $223,710                 $144,673
Jan-97     $229,653                 $150,085
Feb-97     $218,817                 $149,858
Mar-97     $204,835                 $143,388
Apr-97     $209,029                 $147,059
May-97     $236,993                 $157,788
Jun-97     $243,285                 $162,951



PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.

The chart above shows the performance of the RCM Growth Equity Fund since the Fund's inception versus the Russell Midcap Index.(a) The chart represents a cumulative return of 2,332.84%(b) for the Fund. The average annual total return from the Fund's inception was 19.80%.(b)(c) The chart assumes a hypothetical $10,000 initial investment in the Fund and reflects all Fund expenses.

AVERAGE ANNUAL TOTAL RETURNS(b)
JUNE 30, 1997


---------------------------------------
    1          5        10      LIFE OF
  YEAR       YEAR      YEAR     FUND(c)
---------------------------------------
 17.63%     17.42%    14.18%    19.80%
---------------------------------------

The data above represent past performance of the Fund and may not be indicative of future performance. The investment return and principal value of an investment in the Fund will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost.

-------------

(a) The Russell Midcap Index is composed of the smallest 800 companies in the Russell 1000 Index. The Russell 1000 Index is made up of the 1,000 largest companies in the Russell 3000 Index, which is composed of 3,000 large U.S. companies by market capitalization and represents approximately 98% of the U.S. equity market.
(b) Returns assume reinvestment of all dividends and capital gains distributions at net asset value.
(c)   The Fund began operations on November 6, 1979.

                               RCM GROWTH EQUITY FUND
                      INVESTMENTS IN SECURITIES AND NET ASSETS
                                    JUNE 30, 1997
                                     (UNAUDITED)


                                                       % OF
  SHARES                 EQUITY INVESTMENTS          NET ASSETS   MARKET VALUE
----------     ----------------------------------    ----------   -------------

CONSUMER DURABLES SECTOR                                 3.38%

              AUTOMOTIVE RELATED                         3.14%

  180,000     Johnson Controls Inc.                              $  7,391,250
  275,000     Lear Corp. *                                         12,203,125
  229,000     Tower Automotive Inc. *                               9,847,000
                                                                --------------
                                                                    29,441,375
                                                                --------------

              OTHER CONSUMER DURABLES                    0.24%

   24,000     Harman International Industries Inc.                  1,011,000
   38,200     Sola International Inc.                               1,279,700
                                                                --------------
                                                                    2,290,700
                                                                --------------

CONSUMER NON-DURABLES SECTOR                             9.78%

              BEVERAGE/TOBACCO                           0.30%
   80,000     Coca Cola Enterprises Inc.                            1,840,000
   19,500     Robert Mondavi Corp. *                                  921,375
                                                                --------------
                                                                    2,761,375
                                                                --------------

              HOUSEHOLD/RELATED NON-DURABLES             0.36%

   42,000     Nu Skin Asia Pacific Inc. *                           1,113,000
   15,000     Revlon Inc. Class A *                                   777,188
   52,000     Scotts Co. *                                          1,508,000
                                                                --------------
                                                                    3,398,188
                                                                --------------

              LEISURE TIME PRODUCTS/SERVICES             6.03%

   42,000     CKE Restaurants Inc.                                  1,328,250
  376,500     Doubletree Corp. *                                   15,483,563
  101,000     Four Seasons Hotels Inc.                              2,992,125
  455,000     Hasbro Inc.                                          12,910,625
1,030,900     Host Marriott Corp. *                                18,362,906
   80,800     Interstate Hotels Co. *                               2,378,550
  132,000     Planet Hollywood International Inc. *                 3,036,000
                                                                --------------
                                                                   56,492,019
                                                                --------------

              RETAIL TRADE                               3.09%

   77,000     American Stores Co. *                                 3,801,875
   61,800     Bed Bath & Beyond Inc. *                              1,877,175
   34,000     Circuit City Stores Inc.                              1,209,125
  218,125     Consolidated Stores Corp. *                           7,579,844
   50,000     Global DirectMail Corp. *                             1,303,125
   49,000     Hannaford Bros. Co.                                   1,742,563
   42,900     PETsMART Inc. *                                         493,350


       The accompanying notes are an integral part of the financial statements.

                               RCM GROWTH EQUITY FUND
                      INVESTMENTS IN SECURITIES AND NET ASSETS
                                    JUNE 30, 1997
                                     (UNAUDITED)

                                                       % OF
  SHARES                 EQUITY INVESTMENTS          NET ASSETS   MARKET VALUE
----------     ----------------------------------    ----------   -------------

              RETAIL TRADE
              (CONTINUED)

   33,000     Samsonite Corp. *                                  $  1,456,125
  464,000     Viking Office Products Inc. *                         8,816,000
   12,000     Walgreen Co.                                            643,500
                                                                 -------------
                                                                   28,922,682
                                                                 -------------
CYCLICAL/CAPITAL GOODS SECTOR                           14.76%

              AEROSPACE/DEFENSE                          4.21%

   75,000     Rohr Industries Inc. *                                1,645,313
  583,000     Sundstrand Corp.                                     32,538,688
  197,500     Wyman-Gordon Co. *                                    5,332,500
                                                                  ------------
                                                                   39,516,501
                                                                  ------------
              BUILDING/CONSTRUCTION                      0.33%

  145,000     Apogee Enterprises Inc.                               3,117,500

              CHEMICALS/TEXTILES                         1.86%

  100,000     Avery Dennison Corp.                                  4,012,500
   92,500     Bemis Co. Inc.                                        4,000,625
   95,000     BetzDearborn Inc.                                     6,270,000
  105,000     Morton International Inc.                             3,169,688
                                                                  ------------
                                                                   17,452,813
                                                                  ------------

              ELECTRICAL EQUIPMENT                       2.65%

  197,000     Honeywell Inc.                                       14,947,375
   85,000     Hubbell Inc. Class B                                  3,740,000
   62,500     Raychem Corp.                                         4,648,438
   25,000     Rockwell International Corp.                          1,475,000
                                                                  ------------
                                                                   24,810,813
                                                                  ------------

              INDUSTRIAL EQUIPMENT                       1.57%

   71,500     Danaher Corp.                                         3,633,094
   80,000     Illinois Tool Works Inc.                              3,995,000
   65,000     Omniquip International Inc. *                         1,503,125
   80,000     Tyco International Ltd.                               5,565,000
                                                                  ------------
                                                                   14,696,219
                                                                  ------------

              RAW/BASIC MATERIALS                        0.52%

  150,000     Commercial Metals Co.                                 4,837,500



       The accompanying notes are an integral part of the financial statements.

                               RCM GROWTH EQUITY FUND
                      INVESTMENTS IN SECURITIES AND NET ASSETS
                                    JUNE 30, 1997
                                     (UNAUDITED)

                                                       % OF
  SHARES                 EQUITY INVESTMENTS          NET ASSETS   MARKET VALUE
----------     ----------------------------------    ----------   -------------

              TRANSPORTATION SERVICES                    3.62%

  225,000     Air Express International Corp.                    $  8,943,750
  238,500     Expeditors International of
               Washington Inc.                                      6,767,438
  165,000     Heartland Express Inc.  *                             3,877,500
  100,000     Knight Transportation Inc. *                          2,537,500
  315,000     Swift Transportation Co. Inc. *                       9,292,500
  130,000     Werner Enterprises Inc.                               2,518,750
                                                                  ------------
                                                                   33,937,438
                                                                  ------------
ENERGY SECTOR                                            2.24%

              OIL AND RELATED SERVICES                   2.24%

    8,000     BJ Services Co. *                                       429,000
  209,300     Camco International Inc.                             11,459,175
  135,000     Forcenergy Gas Exploration Inc. *                     4,100,625
  278,100     Houston Exploration Co. *                             4,327,931
   15,000     Noble Affiliates Inc.                                   580,313
    5,400     Veritas DGC Inc. *                                      122,850
                                                                  ------------
                                                                   21,019,894
                                                                  ------------

HEALTH CARE SECTOR                                      17.25%

              DRUGS AND HOSPITAL SUPPLIES                6.19%

   25,300     Algos Pharmaceutical Corp. *                            461,725
   46,000     Amgen Inc.                                            2,673,750
   29,300     Anesta Corp.  *                                         556,700
  170,000     Biomet Inc.                                           3,166,250
  410,500     Centocor Inc. *                                      12,751,156
   89,100     CIMA Labs Inc. *                                        367,538
   37,414     Guidant Corp.                                         3,180,190
   14,600     Synthelabo                                            1,902,422
   22,200     MedImmune Inc. *                                        410,700
   28,100     Medtronic Inc.                                        2,276,100
   94,700     Penederm Inc. *                                       1,278,450
  102,600     Physio-Control International Corp. *                  1,539,000
   43,200     Respironics Inc. *                                      912,600
   42,000     SangStat Medical Corp. *                                971,250
   98,400     Sepracor Inc.  *                                      2,539,950
  320,300     Sofamor/Danek Group Inc. *                           14,653,725
  354,000     VISX Inc. *                                           8,407,500
                                                                  ------------
                                                                   58,049,006
                                                                  ------------

              HEALTH CARE SERVICES                      11.06%

  156,400     AmeriSource Health Corp. *                            7,800,450
  195,500     Bergen Brunswig Corp.                                 5,449,563
   75,000     CRA Managed Care Inc. *                               3,914,063
   49,000     Cardinal Health Inc.                                  2,805,250


       The accompanying notes are an integral part of the financial statements.

                               RCM GROWTH EQUITY FUND
                      INVESTMENTS IN SECURITIES AND NET ASSETS
                                    JUNE 30, 1997
                                     (UNAUDITED)

                                                       % OF
  SHARES                 EQUITY INVESTMENTS          NET ASSETS   MARKET VALUE
----------     ----------------------------------    ----------   -------------

              HEALTH CARE SERVICES
              (CONTINUED)

   69,000     Columbia/HCA Healthcare Corp.                      $  2,712,563
  142,000     Genesis Health Ventures Inc. *                        4,792,500
  135,200     HBO & Co.                                             9,311,900
  328,000     Maxicare Health Plans Inc. *                          7,339,000
  112,000     Medaphis Corp. *                                      1,127,000
   40,000     OccuSystems Inc. *                                    1,160,000
  116,500     Oxford Health Plans Inc. *                            8,358,875
  327,000     PhyCor Inc.  *                                       11,261,063
    9,200     Quintiles Transnational Corp. *                         640,550
  358,000     Renal Treatment Centers Inc.  *                       9,621,250
  225,000     RoTech Medical Corp.  *                               4,514,063
   46,000     Service Corp International                            1,512,250
  113,000     Stewart Enterprises Inc. Class A                      4,746,000
   94,500     Sun Healthcare Group *                                1,966,781
   52,500     Sunquest Information Systems Inc. *                     787,500
  282,700     Tenet Healthcare Corp. *                              8,357,319
   48,000     Universal Health Services Inc. Class  B *             1,848,000
   87,000     Vencor Inc. *                                         3,675,750
                                                                  ------------
                                                                  103,701,690
                                                                  ------------

INTEREST-SENSITIVE SECTOR                                8.16%

              BANKING                                    5.28%

   75,500     BB&T Corp.                                            3,397,500
   30,000     Bank of New York Inc.                                 1,305,000
  301,800     Community First Bankshares Inc.                      11,581,575
   53,750     Compass Bancshares Inc.                               1,807,344
   51,000     First American Corp. of Tennessee                     1,957,125
   70,700     First Security Corp.                                  1,930,994
   60,600     Firstar Corp.                                         1,848,300
  286,400     North Fork Bancorporation Inc.                        6,121,800
   37,300     Popular Inc.                                          1,505,988
  120,200     WestAmerica Bancorporation                            9,135,200
  237,000     Zions Bancorp                                         8,917,125
                                                                  ------------
                                                                   49,507,951
                                                                  ------------

              GENERAL FINANCE                            2.29%

   76,400     AMRESCO Inc. *                                        1,642,600
   17,500     Bank United Corp. Class A                               665,000
   61,400     Bay View Capital Corp.                                1,611,750
   40,122     Charter One Financial Inc.                            2,161,573
  529,200     Glendale Federal Bank FSB (California) *             13,825,350
   32,450     TCF Financial Corp.                                   1,602,219
                                                                  ------------
                                                                   21,508,492
                                                                  ------------


       The accompanying notes are an integral part of the financial statements.

                                RCM GROWTH EQUITY FUND
                      INVESTMENTS IN  SECURITIES AND NET ASSETS
                                    JUNE 30, 1997
                                     (UNAUDITED)

                                                       % OF
  SHARES                 EQUITY INVESTMENTS          NET ASSETS   MARKET VALUE
----------     ----------------------------------    ----------   -------------

              INSURANCE                                 0.59%

   32,350     Executive Risk Inc.                                $  1,682,200
   30,300     PMI Group Inc.                                        1,889,963
   19,800     Transatlantic Holdings Inc.                           1,965,150
                                                                --------------
                                                                    5,537,313
                                                                --------------

SERVICES/MEDIA SECTOR                                   12.53%

              BUSINESS SERVICES                          6.06%

  111,000     ABR Information Services Inc. *                       3,219,000
  130,000     AccuStaff Inc. *                                      3,079,375
   33,000     Caribiner International Inc. *                        1,076,625
  226,000     Danka Business Systems PLC (Sponsored ADR)            9,237,750
   70,000     G & K Services Inc. Class A                           2,607,500
   88,600     JLK Direct Distribution Inc. Class A *                2,270,375
   30,000     Manpower Inc.                                         1,335,000
  412,300     Olsten Corp.                                          8,014,081
  282,300     The Registry Inc. *                                  12,985,800
  110,000     TeleTech Holdings Inc. *                              2,887,500
  119,000     United Waste Systems Inc.  *                          4,879,000
  173,100     Wallace Computer Services Inc.                        5,203,819
                                                                --------------
                                                                   56,795,825
                                                                --------------

              COMMUNICATIONS SERVICES                    5.06%

   68,000     Brooks Fiber Properties Inc. *                        2,295,000
   55,511     Cable & Wireless Communications PLC (ADR) *           1,491,858
  162,000     McLeod Inc. *                                         5,467,500
  390,000     Nextel Communications Inc. *                          7,385,625
   65,000     Orbital Sciences Corp.  *                             1,031,875
   15,000     Pacific Gateway Exchange Inc. *                         423,750
  145,000     Precision Response Corp. *                            2,392,500
   24,000     Qwest Communications International Inc. *               654,000
   40,300     Saville Systems PLC (Sponsored ADR) *                 2,095,600
  297,000     SITEL Corp. *                                         6,125,625
   74,100     Smartalk Teleservices Inc. *                          1,148,550
  267,000     Tel-Save Holdings Inc. *                              4,071,750
  403,000     WorldCom Inc.                                        12,896,000
                                                                --------------
                                                                   47,479,633
                                                                --------------

              MEDIA                                      1.41%

   74,000     CKS Group Inc. *                                      2,497,500
  247,700     Central European Media Entertainment Ltd. Class A  *  6,440,200
    7,000     Clear Channel Communications Inc. *                     430,500
   85,000     Comcast UK Cable Partners Ltd. *                      1,020,000


       The accompanying notes are an integral part of the financial statements.

                                RCM GROWTH EQUITY FUND
                      INVESTMENTS IN SECURITIES AND NET ASSETS
                                    JUNE 30, 1997
                                     (UNAUDITED)

                                                       % OF
  SHARES                 EQUITY INVESTMENTS          NET ASSETS   MARKET VALUE
----------     ----------------------------------    ----------   -------------

               MEDIA
               (CONTINUED)

   40,000     Gartner Group Inc. Class A  *                      $  1,437,500
   11,000     Outdoor Systems Inc. *                                  420,750
   28,500     Sylvan Learning Systems Inc. *                          969,000
                                                                 -------------
                                                                   13,215,450
                                                                 -------------

TECHNOLOGY SECTOR                                       28.35%

              COMPUTERS/OFFICE EQUIPMENT                 1.62%

  300,000     Black Box Corp.  *                                   12,075,000
   80,250     E M C Corp. *                                         3,129,750
                                                                 -------------
                                                                   15,204,750
                                                                 -------------

              ELECTRONICS/NEW TECHNOLOGY                16.31%

   65,100     ASE Test Limited *                                    2,750,475
   59,200     ASM Lithography Holdings N.V. *                       3,463,200
  225,000     Altron Inc. *                                         3,375,000
  662,137     Analog Devices Inc.  *                               17,588,014
   38,450     Applied Materials Inc.                                2,722,741
  217,112     Ascend Communications Inc. *                          8,548,785
    6,000     Cisco Systems Inc. *                                    402,750
  404,200     Computer Products Inc.  *                            10,105,000
   45,400     Cymer Inc. *                                          2,213,250
  395,000     Cypress Semiconductor Corp. *                         5,727,500
   17,000     Ericsson LM Telephone Co. (Sponsored ADR)               669,375
   49,000     KLA Instruments Corp. *                               2,388,750
  181,000     LSI Logic Corp.  *                                    5,792,000
   22,400     Linear Technology Corp.                               1,159,200
  144,000     Maxim Integrated Products Inc.  *                     8,190,000
  238,100     Microchip Technology Inc.  *                          7,083,475
  242,000     Molex Inc. Class A                                    8,439,750
   30,000     Network Equipment Technologies Inc.  *                  540,000
  679,400     Network General Corp.  *                             10,106,075
  160,500     Newbridge Networks Corp. *                            6,981,750
  109,450     Nokia Corp. (Sponsored ADR A)                         8,071,938
  258,435     Octel Communications Corp. *                          6,057,070
   14,350     QUALCOMM Inc. *                                         730,056
  115,000     Sanmina Corp.  *                                      7,302,500
   18,000     Thermo Electron Corp. *                                 612,000
  191,900     Uniphase Corp. *                                     11,178,175
  219,500     Xilink Inc.*                                         10,769,219
                                                                 -------------
                                                                  152,968,048
                                                                 -------------

              TECHNOLOGY SERVICES                       10.42%

   50,500     America Online Inc. *                                 2,809,063
  186,000     American Management Systems Inc. *                    4,975,500


       The accompanying notes are an integral part of the financial statements.

                               RCM GROWTH EQUITY FUND
                      INVESTMENTS IN SECURITIES AND NET ASSETS
                                    JUNE 30, 1997
                                     (UNAUDITED)

                                                       % OF
  SHARES                 EQUITY INVESTMENTS          NET ASSETS   MARKET VALUE
----------     ----------------------------------    ----------   -------------


              TECHNOLOGY SERVICES
              (CONTINUED)

   15,000     Aspen Technologies Inc. *                            $  564,375
  208,600     BISYS Group Inc.  *                                   8,709,050
   73,150     Business Objects S.A. (Sponsored ADR) *                 713,213
   41,200     CBT Group PLC (Sponsored ADR) *                       2,600,750
  143,900     CUC International Inc. *                              3,714,419
   73,400     Ceridian Corp.  *                                     3,101,150
   28,300     Computer Associates International Inc.                1,575,956
   43,100     Computer Sciences Corp.  *                            3,108,588
   62,250     Electronics Arts Inc. *                               2,093,156
  208,600     McAfee Associates Inc. *                             13,167,875
   33,250     National Data Corp.                                   1,440,141
  193,300     PeopleSoft Inc. *                                    10,196,575
   15,000     Renaissance Solutions Inc. *                            555,000
  455,825     Sterling Commerce Inc. *                             14,985,247
   87,000     Vantive Corp. *                                       2,457,750
  247,050     VERITAS Software Co. *                               12,414,263
  210,000     Wind River Systems Inc. *                             8,032,500
   12,740     Yahoo Inc. *                                            449,073
                                                                 -------------
                                                                   97,663,644
                                                                 -------------


 TOTAL EQUITY INVESTMENTS                               96.45%    904,326,819
 (COST $741,476,210)                                             -------------

 SHORT-TERM INVESTMENTS

              MONEY MARKET FUNDS                         3.56%

 1,204,982    SSgA U.S. Government Money Market Fund                1,204,982
32,163,250    SSgA Money Market Fund                               32,163,250
                                                                 -------------
                                                                   33,368,232
                                                                 -------------

 TOTAL SHORT-TERM INVESTMENTS
 (COST $33,368,232)                                      3.56%     33,368,232
                                                                 -------------

 TOTAL INVESTMENTS (COST $774,844,442)**                          937,695,051

              OTHER ASSETS LESS LIABILITIES             -0.01%        (54,063)
                                                                 -------------

              NET ASSETS                               100.00% $  937,640,988
                                                                 -------------
                                                                 -------------

   *  Non-income producing security.


       The accompanying notes are an integral part of the financial statements.

                                RCM GROWTH EQUITY FUND
                      INVESTMENTS IN SECURITIES AND NET ASSETS
                                    JUNE 30, 1997
                                     (UNAUDITED)


_____________________
 TAX INFORMATION:
 ** For Federal income tax purposes, cost is $780,288,664 and unrealized appreciation (depreciation) of equity securities is as follows:


              Unrealized appreciation                           $  173,402,858
              Unrealized depreciation                              (15,996,471)
                                                                 -------------
              Net unrealized appreciation                       $  157,406,387
                                                                 -------------
                                                                 -------------


       The accompanying notes are an integral part of the financial statements.

                          This page intentionally left blank

                                  RCM SMALL CAP FUND
                     MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE



The RCM Small Cap Fund (the "Fund") registered excellent performance in the second quarter of 1997, rising 21.24% and outperforming its primary benchmark, the Russell 2000 Index, by 503 basis points. Over the first six months of the year, the value of an investment in the Fund appreciated 7.65%. Despite these results, however, the Fund finished behind the 10.20% return posted by its primary benchmark for the same period.

Perhaps the most prominent characteristic of the stock market's action during the "summer correction" of 1996 and its subsequent advance through the first half 1997 has been the persistent leadership of very large capitalization issues. Investors who had participated in the blistering advance and subsequent collapse of small cap stocks in the first half of 1996 have since been willing to accord a premium to liquidity and the perception of "visible growth" as embodied in the stocks of the biggest multinational corporations. The decline in small cap universes in the correction of 1996 was much more violent than that of the large cap market. The resumption of huge cash flows into the stock market from institutional and equity mutual fund investors after the correction coincided with a rise in the popularity of passive indexing tied to large cap universes, which has only exacerbated the pronounced performance divergence between capitalization tiers.

Despite the lagging performance of small cap stock universes in the second half of 1996, there were reasons to be optimistic about a turn in relative performance for quality small cap stocks going into 1997. Seasonal factors for so-called "secondary cap" sectors of the market traditionally are favorable early in a new year, as smaller capitalization stocks typically register their strongest monthly relative performance in the January/February period. RCM Capital Management, L.L.C. ("RCM"), the Fund's investment manager, was encouraged by evidence of improved relative strength in small cap stocks in the final month of 1996, and hopeful that seasonal strength in mutual fund cash flows would support a catch-up move versus large capitalization equities in early 1997. Importantly, valuations of small cap universes had become attractive versus their own historical ranges and relative to large caps, especially given RCM's outlook for higher relative earnings growth in the small cap sector. Based on these considerations and RCM's commitment to a quality growth approach to investing, the Fund entered 1997 with overweighted positions in high-growth areas such as technology, business services and health care. While the Fund did maintain some exposure to the banking and financial services industry groups, these were underweighted areas relative to the primary benchmark, which has heavy weightings in these groups. (As a growth manager, RCM typically maintains only modest exposure to these interest-rate-sensitive industries.)

The relative move in the small cap sector did not materialize in the first quarter, however, and market leadership continued to narrow, concentrating in stocks of the very large cap multinationals. The much-anticipated small cap "January Effect" failed to occur for the third consecutive year, and by late February a more pronounced secondary cap decline was evident, particularly in technology stocks. Federal Reserve Chairman Greenspan's cautionary comments regarding "irrational exuberance" early in the first quarter did not slow seasonally strong mutual fund cash flows, but did seem to intensify investors' preference for large cap, liquid names. Small caps -- especially higher growth and higher P/E multiple sectors -- underperformed when the market corrected in March on fears of rising interest rates, but the worst relative performance of the year occurred in April. By the end of April 1997, the spread between the 12-month S&P 500 return and Russell 2000 Index performance had reached its highest level ever, at -25%. Due to the Fund's growth-stock orientation, Fund performance trailed the Russell 2000 Index by 852 basis points through the first four months of 1997.

Large cap stocks made a major bottom with the easing of interest rate fears in mid-April, but it took a few weeks before small caps joined the move. Relative valuation and performance disparities set up an explosive small cap rally in May. The Fund was well positioned to benefit, as extremely compressed multiples of quality growth issues expanded and technology stocks re-emerged as market leaders. The Russell 2000 Index outperformed the S&P 500 by 506 basis points for the month of May alone, and essentially matched the performance of the S&P 500 in June. The Fund outperformed the Russell 2000 Index by 845 basis points in the final two months of the first half of 1997.

Despite the severity of the correction in small cap technology in March, individual stock selection in computers and office equipment made a positive contribution to the Fund's relative performance in the first half. The Fund's holdings in this group were up an aggregate of 23% versus a gain of approximately 3% for the Russell 2000 Index stocks in this group. The Fund's major holding in this industry was Micros Systems, which registered a total return of +37% in the first half of 1997. Stock selection in the leisure time products and services group also added to relative performance, owing largely to the Fund's meaningful positions in lodging stocks such as Four Seasons Hotels (+26% total return in the first half of 1997) and CapStar Hotel Co. (+61%). The Fund also experienced positive contributions from stock picking in the banking, industrial equipment, and automotive-related industry groups during the first half.

Negative stock selection was experienced in the electronics and new technology group. Relative performance was hurt in particular by declines in Network General (-51%), Altron (-29%) and Actel (-28%), causing the aggregate performance of the Fund's holdings to fall short of the average gain of approximately 7% posted by the Russell 2000 Index stocks in this industry for the first half of 1997. The Fund also experienced a negative contribution to relative performance from stock selection in the retail trade sector.

Industry strategies that were positive contributors to the Fund's relative performance in the first half included overweightings in the strong business services sector (12% weighting in the Fund versus 5% in the Russell 2000 Index) and in the electronics and new technology group (14% versus 7% in the benchmark). Relative performance of the Fund also benefited from a strategic underweighting in the lagging utilities industry group. (Due to RCM's growth-stock orientation, the Fund typically does not maintain exposure to utility stocks.)

On the negative side, overweighting the poorly performing technology services industry group hurt the Fund's relative performance in the first six months of 1997. Technology services stocks in the Russell 2000 Index underperformed the overall benchmark by about 13% for the period. This sector had traditionally been a "defensive" subsector within the technology universe, and RCM believed that these stocks would fare relatively better than other areas of technology in a group correction. However, technology service stocks came under severe pressure in the first quarter, as a bellwether large cap service stock (Electronic Data Systems) posted disappointing earnings and questions arose surrounding the ability of services companies to contain costs. In fact, the Fund's technology service holdings generally had excellent fundamentals, and these holdings rebounded powerfully in the May rally and through the end of the first half. The Fund's underweighted positions in insurance and banking also had a modestly negative impact on relative performance for the period. Due to RCM's growth-stock orientation, it is typical for the Fund to have only modest relative exposure in these industries. The Fund's average cash position of about 3% during the first half of 1997 was at the low end of its "normal" range, and cash had negligible impact on relative performance despite the rising market environment.

Going into the second half of 1997, the equity market environment appears to reflect an extremely favorable economic outlook: low inflation, continued healthy -- but not overheated -- GDP growth, and no immediate reason to
anticipate an interest rate hike by the Federal Reserve.   Stocks reached new
highs early in the third quarter, surprising many observers who had not expected 1997 to repeat the exceptional returns of the previous two years. Heightened vigilance to potential changes in the environment is certainly warranted given current market levels, but RCM is encouraged by the improved relative performance of secondary capitalization stocks at the end of the first half of the year. Although it is not clear that a sustained period of outperformance lies ahead, RCM continues to believe that relative valuations of small cap stocks are attractive, especially in light of RCM's outlook for higher relative growth in this sector. The Fund retains significant overweightings in growth industries such as technology, health care, and telecommunications, with a cash position at the lower end of a "normal" range.

[RCM SMALL CAP FUND
PERFORMANCE SUMMARY

--------------------------------------------------------------------------------

               RCM          RUSSELL
              SMALL          2000
             CAP FUND        INDEX
             ---------     ---------

Dec-91       $10,000        $10,000
Jan-92       $10,786        $10,811
Feb-92       $11,118        $11,127
Mar-92       $10,850        $10,751
Apr-92       $10,613        $10,373
May-92       $10,703        $10,511
Jun-92       $10,165        $10,017
Jul-92       $10,530        $10,366
Aug-92       $10,336        $10,072
Sep-92       $10,603        $10,304
Oct-92       $11,002        $10,630
Nov-92       $11,807        $11,444
Dec-92       $12,214        $11,842
Jan-93       $12,212        $12,242
Feb-93       $11,792        $11,960
Mar-93       $12,082        $12,348
Apr-93       $11,636        $12,008
May-93       $12,102        $12,539
Jun-93       $12,134        $12,617
Jul-93       $12,126        $12,791
Aug-93       $12,580        $13,344
Sep-93       $13,037        $13,720
Oct-93       $13,186        $14,074
Nov-93       $12,728        $13,615
Dec-93       $13,337        $14,080
Jan-94       $13,592        $14,522
Jan-94       $13,431        $14,469
Jan-94       $12,712        $13,707
Jan-94       $12,637        $13,788
Jan-94       $12,411        $13,633
Jan-94       $11,990        $13,173
Jan-94       $12,173        $13,390
Jan-94       $13,095        $14,136
Jan-94       $13,073        $14,088
Jan-94       $13,240        $14,031
Jan-94       $12,765        $13,464
Jan-94       $13,049        $13,824
Jan-95       $12,958        $13,649
Jan-95       $13,392        $14,217
Jan-95       $13,900        $14,461
Jan-95       $14,064        $14,782
Jan-95       $14,030        $15,037
Jun-95       $14,728        $15,817
Jun-95       $15,706        $16,728
Jun-95       $16,245        $17,074
Jun-95       $16,900        $17,380
Jun-95       $16,330        $16,602
Jun-95       $16,882        $17,300
Jun-95       $17,496        $17,756
Jan-96       $17,973        $17,737
Jan-96       $18,914        $18,290
Jan-96       $19,374        $18,662
Jan-96       $20,684        $19,660
Jan-96       $21,660        $20,435
Jun-96       $20,993        $19,596
Jul-96       $18,958        $17,884
Aug-96       $20,592        $18,923
Sep-96       $22,457        $19,662
Oct-96       $22,226        $19,359
Nov-96       $22,488        $20,157
Dec-96       $23,514        $20,685
Jan-97       $23,754        $21,098
Feb-97       $22,335        $20,587
Mar-97       $20,877        $19,615
Apr-97       $20,357        $19,670
May-97       $23,953        $21,858
Jun-97       $25,312        $22,795

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.

The chart above shows the performance of the RCM Small Cap Fund since the Fund's inception versus the Russell 2000 Index.(a) The chart represents a cumulative return of 153.12%(b) for the Fund. The average annual total return from the Fund's inception was 18.39%.(b)(c) The chart assumes a hypothetical $10,000 initial investment in the Fund and reflects all Fund expenses.

AVERAGE ANNUAL TOTAL RETURNS(b)
JUNE 30, 1997

-----------------------------
                    LIFE OF
1 YEAR   5 YEAR     FUND(c)
-----------------------------
20.58%   20.02%    18.39%
-----------------------------

The data above represent past performance of the Fund and may not be indicative of future performance. The investment return and principal value of an investment in the Fund will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost.

----------------------
(a) The Russell 2000 Index is composed of the 2,000 smallest securities in the Russell 3000 Index, which is composed of 3,000 large U.S. companies by market capitalization and represents approximately 98% of the U.S. equity market.
(b) Returns assume reinvestment of all dividends and capital gains distributions at net asset value.
(c) The Fund began operations on January 4, 1992.

                                 RCM SMALL CAP FUND
                      INVESTMENTS IN SECURITIES AND NET ASSETS
                                    JUNE 30, 1997
                                     (UNAUDITED)

                                                       % OF
  SHARES                 EQUITY INVESTMENTS          NET ASSETS   MARKET VALUE
---------     ----------------------------------     ----------   -------------

CONSUMER DURABLES SECTOR                                 3.21%

              AUTOMOTIVE RELATED                         2.92%

  143,900     Dura Automotive Systems Inc. *                     $  4,029,200
  186,000     Keystone Automotive Industries Inc. *                 3,162,000
  221,700     Tower Automotive Inc. *                               9,533,100
                                                                 -------------
                                                                   16,724,300
                                                                 -------------

              CONSUMER DURABLES                          0.29%

   50,000     Sola International Inc. *                             1,675,000

 CONSUMER NON-DURABLES SECTOR                            8.88%

              FOOD/FOOD PROCESSING                       0.48%

   66,400     Suiza Foods Corp. *                                   2,722,400


              HOUSEHOLD/RELATED NON-DURABLES             1.88%

  257,000     Carson Inc. * (a)                                     2,762,750
  276,000     Scotts Co. *                                          8,004,000
                                                                 -------------
                                                                   10,766,750
                                                                 -------------

              LEISURE TIME PRODUCTS/SERVICES             3.44%

  451,500     CapStar Hotel Co. *                                  14,448,000
   29,000     Four Seasons Hotels Inc.                                859,125
  148,000     Interstate Hotels Co. *                               4,356,750
                                                                 -------------
                                                                   19,663,875
                                                                 -------------

              RETAIL TRADE                               3.08%

  113,200     Cole National Corp. *                                 4,980,800
   17,700     Linens 'n' Things Inc. *                                524,363
  264,000     Regis Corp.                                           6,237,000
  133,000     Samsonite Corp. *                                     5,868,625
                                                                 -------------
                                                                   17,610,788
                                                                 -------------

       The accompanying notes are an integral part of the financial statements.

                                 RCM SMALL CAP FUND
                      INVESTMENTS IN SECURITIES AND NET ASSETS
                                    JUNE 30, 1997
                                     (UNAUDITED)

                                                       % OF
  SHARES                 EQUITY INVESTMENTS          NET ASSETS   MARKET VALUE
---------     ----------------------------------     ----------   -------------

 CYCLICAL/CAPITAL GOODS SECTOR                          14.35%

              AEROSPACE/DEFENSE                          3.22%

  260,800     Doncasters PLC *                                   $  6,031,000
  460,000     Wyman-Gordon Co. *                                   12,420,000
                                                                 -------------
                                                                   18,451,000
                                                                 -------------

              BUILDING/CONSTRUCTION                      1.81%

   40,000     Apogee Enterprises Inc.                                 860,000
  145,300     Comfort Systems USA Inc. *                            2,270,313
  204,000     NCI Building Systems Inc.  *                          6,604,500
   25,000     Service Experts Inc. *                                  612,500
                                                                 -------------
                                                                   10,347,313
                                                                 -------------

              ELECTRICAL EQUIPMENT                       0.54%

  108,500     Littelfuse Inc. *                                     3,065,125

              INDUSTRIAL EQUIPMENT                       1.52%

   75,000     Furon Co.                                             2,353,125
  273,300     Omniquip International Inc. *                         6,320,063
                                                                 -------------
                                                                    8,673,188
                                                                 -------------

              TRANSPORTATION SERVICES                    7.26%

  196,000     Air Express International Corp.                       7,791,000
  354,000     Covenant Transport Inc. Class A *                     5,796,750
  225,000     Expeditors International of
                Washington Inc.                                     6,384,375
  145,000     Heartland Express Inc.  *                             3,407,500
  105,200     Hub Group Inc. *                                      3,169,150
  354,200     Kitty Hawk Inc. *                                     5,313,000
   32,500     Knight Transportation Inc. *                            824,688
  157,000     Mark VII Inc. *                                       5,024,000
   75,000     Swift Transportation Co. Inc.  *                      2,212,500
   86,000     Werner Enterprises Inc.                               1,666,250
                                                                 -------------
                                                                   41,589,213
                                                                 -------------

       The accompanying notes are an integral part of the financial statements.

                                 RCM SMALL CAP FUND
                      INVESTMENTS IN SECURITIES AND NET ASSETS
                                    JUNE 30, 1997
                                     (UNAUDITED)

                                                       % OF
  SHARES                 EQUITY INVESTMENTS          NET ASSETS   MARKET VALUE
---------     ----------------------------------     ----------   -------------

 ENERGY SECTOR                                           2.95%

              ENERGY                                     2.95%

   15,000     Camco International Inc.                           $    821,250
  133,100     Forcenergy Gas Exploration Inc. *                     4,042,913
    8,500     Hanover Compressor Co. *                                165,750
  467,500     Houston Exploration Co. *                             7,275,469
  201,600     Veritas DGC Inc. *                                    4,586,400
                                                                 -------------
                                                                   16,891,782
                                                                 -------------

 HEALTH CARE SECTOR                                     17.14%

              DRUGS AND HOSPITAL SUPPLIES                7.90%

  106,000     Algos Pharmaceutical Corp. *                          1,934,500
   59,100     Anesta Corp.  *                                       1,122,900
  142,500     Bone Care International Inc. *                        1,852,500
   14,000     Cardiac Pathways Corp. *                                126,000
  365,000     CIMA Laboratories Inc. *                              1,505,625
   79,000     Closure Medical Corp. *                               1,520,750
   54,000     COR Therapeutics Inc. *                                 573,750
   56,000     Creative BioMolecules Inc. *                            395,500
  206,000     Endosonics Corp. *                                    2,240,250
   49,000     GelTex Pharmaceuticals Inc. *                           986,125
   29,000     Inhale Therapeutic Systems  *                           717,750
   47,000     Ligand Pharmaceuticals Inc. Class B *                   605,125
  210,000     LUNAR Corp.  *                                        4,567,500
   33,000     MedImmune Inc. *                                        610,500
   52,000     NPS Pharmaceuticals Inc.  *                             500,500
  137,800     NaPro BioTherapeutics Inc. *                            999,050
   47,500     NeXstar Pharmaceuticals Inc. *                          676,875
   10,000     PathoGensis Corp. *                                     291,250
   90,000     Penederm Inc. * (b)                                   1,215,000
    7,000     Protein Design Laboratories Inc. *                      199,500
  219,000     SangStat Medical Corp. *                              5,064,375
  124,700     Sepracor Inc.  *                                      3,218,819
  121,300     Sofamor/Danek Group Inc. *                            5,549,475
    8,000     Vertex Pharmaceuticals Inc. *                           306,000
  356,200     VISX Inc. *                                           8,459,750
                                                                 -------------
                                                                   45,239,369
                                                                 -------------

       The accompanying notes are an integral part of the financial statements.

                                 RCM SMALL CAP FUND
                      INVESTMENTS IN SECURITIES AND NET ASSETS
                                    JUNE 30, 1997
                                     (UNAUDITED)

                                                       % OF
  SHARES                 EQUITY INVESTMENTS          NET ASSETS   MARKET VALUE
---------     ----------------------------------     ----------   -------------

              HEALTH CARE SERVICES                       9.24%

  234,400     Advanced Health Corp. *                            $  4,307,100
  261,200     American Retirement Corp. *                           4,636,300
   43,000     Arbor Health Care Co.  *                              1,333,000
   54,000     CRA Managed Care Inc. *                               2,818,125
  217,500     Curative Technologies Inc. *                          6,253,125
   90,700     Harborside Healthcare Corp. *                         1,292,475
  235,000     Home Health Corp. of America Inc. *                   2,232,500
  386,300     Maxicare Health Plans Inc. *                          8,643,463
   75,000     OccuSystems Inc. *                                    2,175,000
  230,000     Raytel Medical Corporation *                          2,645,000
  195,600     Renal Treatment Centers Inc.  *                       5,256,750
   55,600     Renal Care Group Inc. *                               2,317,825
  180,000     RoTech Medical Corp.  *                               3,611,250
  233,200     Sun Healthcare Group *                                4,853,475
   30,000     Transition Systems Inc. *                               545,625
                                                                 -------------
                                                                   52,921,013
                                                                 -------------

 INTEREST-SENSITIVE SECTOR                               7.35%

              BANKING                                    5.19%

  243,300     Community First Bankshares Inc.                       9,336,638
  120,000     Silicon Valley Bancshares *                           5,430,000
  170,000     Texas Regional Bancshares Inc. Class A                7,140,000
  102,800     WestAmerica Bancorporation                            7,812,800
                                                                 -------------
                                                                   29,719,438
                                                                 -------------

              GENERAL FINANCE                            1.75%

  232,000     AMRESCO Inc. *                                        4,988,000
  145,000     Glendale Federal Bank FSB (California) *              3,788,125
   38,900     OCWEN Financial Corp. *                               1,269,113
                                                                 -------------
                                                                   10,045,238
                                                                 -------------

              INSURANCE                                  0.41%

   49,100     CMAC Investment Corp.                                 2,344,525

       The accompanying notes are an integral part of the financial statements.

                                 RCM SMALL CAP FUND
                      INVESTMENTS IN SECURITIES AND NET ASSETS
                                    JUNE 30, 1997
                                     (UNAUDITED)

                                                       % OF
  SHARES                 EQUITY INVESTMENTS          NET ASSETS   MARKET VALUE
---------     ----------------------------------     ----------   -------------

 SERVICES/MEDIA SECTOR                                  15.83%

              BUSINESS SERVICES                         10.72%

  172,500     ABR Information Services Inc. *                    $  5,002,500
  159,000     Caribiner International Inc. *                        5,187,375
  186,500     Data Processing Corp. *                               4,359,438
  283,300     F. Y. I. Inc. *                                       6,799,200
  314,000     Healthcare Recoveries Inc. *                          6,083,750
  142,000     Iron Mountain Inc. *                                  4,260,000
  203,000     JLK Direct Distribution Inc. Class A *                5,201,875
  299,000     Personnel Group of America Inc. *                     8,614,938
  133,100     The Registry Inc. *                                   6,122,600
   86,500     Romac International *                                 2,832,875
   98,100     Source Services Corp. *                               2,636,438
  176,000     Wilmar Industries Inc. *                              4,290,000
                                                                 -------------
                                                                   61,390,989
                                                                 -------------

              COMMUNICATIONS SERVICES                    2.78%

  168,200     Channell Commercial Corp. *                           2,270,700
  200,000     Precision Response Corp. *                            3,300,000
   30,000     SITEL Corp. *                                           618,750
  447,400     Smartalk Teleservices Inc. *                          6,934,700
  182,000     Tel-Save Holdings Inc. *                              2,775,500
                                                                 -------------
                                                                   15,899,650
                                                                 -------------

              MEDIA                                      2.33%

  276,300     Central European Media Entertainment
                Ltd. Class A *                                      7,183,800
   81,800     Regal Cinemas Inc. *                                  2,699,400
  101,900     Sylvan Learning Systems Inc. *                        3,464,600
                                                                 -------------
                                                                   13,347,800
                                                                 -------------

 TECHNOLOGY SECTOR                                      27.74%

              COMPUTERS/OFFICE EQUIPMENT                 5.28%

  385,000     Black Box Corp.  *                                   15,496,250
  322,000     Micros Systems Inc. *                                13,524,000
   57,000     Radiant Systems Inc.  *                               1,189,875
                                                                 -------------
                                                                   30,210,125
                                                                 -------------

       The accompanying notes are an integral part of the financial statements.

                                 RCM SMALL CAP FUND
                      INVESTMENTS IN SECURITIES AND NET ASSETS
                                    JUNE 30, 1997
                                     (UNAUDITED)

                                                       % OF
  SHARES                 EQUITY INVESTMENTS          NET ASSETS   MARKET VALUE
---------     ----------------------------------     ----------   -------------

              ELECTRONICS/NEW TECHNOLOGY                12.81%

  185,000     ADE Corp. *                                        $  5,503,750
   81,100     ASE Test Limited *                                    3,426,475
  538,300     Actel Corp. *                                         9,184,744
  346,000     Altron Inc. *                                         5,190,000
  847,000     Computer Products Inc. *                             21,175,000
  183,000     Continental Circuits Corp. *                          2,539,125
   45,000     Cymer Inc. *                                          2,193,750
  195,000     Network Equipment Technologies Inc. *                 3,510,000
  417,000     Network General Corp.  *                              6,202,875
   29,000     Octel Communications Corp. *                            679,688
   91,000     Sanmina Corp.  *                                      5,778,500
  136,000     Uniphase Corp. *                                      7,922,000
                                                                 -------------
                                                                   73,305,907
                                                                 -------------

              TECHNOLOGY SERVICES                        9.65%

  125,800     American Management Systems Inc.  *                   3,365,150
  127,000     Aspen Technologies Inc.  *                            4,778,375
  141,000     BISYS Group Inc.  *                                   5,886,750
    8,000     CBT Group PLC (Sponsored ADR) *                         505,000
  220,000     Engineering Animation Inc. *                          7,425,000
  196,400     The Indus Group Inc. *                                3,977,100
  288,500     International Telecommunication
                Systems Inc. *                                      7,068,250
  254,500     Renaissance Solutions Inc. *                          9,416,500
  231,100     Unison Software Inc. *                                1,617,700
   20,000     Vantive Corp. *                                         565,000
   98,600     VERITAS Software Co. *                                4,954,650
  148,600     Wind River Systems Inc. *                             5,683,943
                                                                 -------------
                                                                   55,243,418
                                                                 -------------


 TOTAL EQUITY INVESTMENTS                               97.45%    557,848,206
 (COST $448,680,810)                                             -------------

       The accompanying notes are an integral part of the financial statements.

                                 RCM SMALL CAP FUND
                      INVESTMENTS IN SECURITIES AND NET ASSETS
                                    JUNE 30, 1997
                                     (UNAUDITED)

                                                       % OF
  SHARES                 EQUITY INVESTMENTS          NET ASSETS   MARKET VALUE
----------     ----------------------------------    ----------   -------------

 SHORT-TERM INVESTMENTS

               MONEY MARKET FUNDS                        3.61%

   146,765     SSgA U.S. Government Money Market Fund             $    146,765
20,490,371     SSgA Money Market Fund                               20,490,371
                                                                  -------------
                                                                    20,637,136
                                                                  -------------

 TOTAL SHORT-TERM INVESTMENTS                            3.61%      20,637,136
 (COST $20,637,136)                                               -------------

 TOTAL INVESTMENTS (COST $469,317,946) **              101.06%     578,485,342

              OTHER ASSETS LESS LIABILITIES             -1.06%     (6,057,864)
                                                                  -------------

              NET ASSETS                               100.00%    $572,427,478
                                                                  -------------
                                                                  -------------

 *  Non-income producing security.
(a) Affiliate at June 30, 1997. Affiliates, as defined by the Investment Company Act of 1940, are those companies in which a fund holds 5% or more of the outstanding voting securities.
(b) Shares require prospectus on sale.




---------------------
 TAX INFORMATION:
** For Federal income tax purposes, cost is $470,532,539 and unrealized appreciation (depreciation) of equity securities is as follows:

         Unrealized appreciation                                 $122,136,365
         Unrealized depreciation                                  (14,183,562)
                                                                 -------------
         Net unrealized appreciation                             $107,952,803
                                                                 -------------
                                                                 -------------

       The accompanying notes are an integral part of the financial statements.

                          This page intentionally left blank

                        RCM INTERNATIONAL GROWTH EQUITY FUND A
                     MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE


In the first half of 1997, global equity markets enjoyed a significant rally, with the EAFE Index rising 11.36% as the German sector surged 17% (32% in local currency terms). Equity markets benefited from a relatively benign environment. During the second quarter, the U.S. dollar continued to edge higher against the German mark and other core European currencies, reflecting the convergence into a single currency bloc, while weakening slightly against the Japanese yen. Emerging markets in Latin America posted a 40% rise, while those in Southeast Asia (+6.5%) and in Eastern Europe (-3.5%) lagged behind.

The RCM International Growth Equity Fund A (the "Fund") had a portfolio return of 17.22% for the six months ended June 30, 1997, which exceeded the EAFE Index by 586 basis points. For the 12-month period ended June 30, 1997, the Fund enjoyed a portfolio return of 23.58%--1,043 basis points above the EAFE Index. The Fund's other benchmark, the MSCI All Country World Free Ex-US Index (ACWI), returned 12.70% in the 6-month period and 14.14% in the last twelve months.

RCM Capital Management, L.L.C. ("RCM"), the Fund's investment manager, firmly believes in its investment philosophy of seeking out the highest-growth companies in the world. This philosophy has remained the same since inception of the Fund and its implementation is expected to be enhanced by additional research resources located around the globe. RCM's philosophy of seeking out companies with world-class managements that--through either organic sales growth, restructuring, or demographic change--are able to increase earnings in a sustainable manner has led the Fund over the last six months to maintain an overweight in European and Latin American stocks. The Fund remained overweighted in Canada and underweighted in Southeast Asia and Eastern Europe. Improved earnings forecasts for both Japanese exporters and electronics firms prompted RCM to increase the Fund's weighting in Japanese equities during the last six months, contributing to performance during the second quarter when the Japanese equity market rose 23%.

Europe continues to benefit from accommodative monetary policies as governments attempt to reduce fiscal spending ahead of Maastricht. The effect on corporate earnings from reduced fiscal spending has been more than offset by significant restructuring taking place in the corporate sector, as well as consolidation within industry groups. RCM expects economic growth to improve in the latter part of this year--however, growth is expected to be gradual enough to allow the regional central banks to maintain neutral positions. The Fund's portfolio is positioned to benefit from improved efficiencies in the financial and insurance sectors, improved business and consumer sentiment, and the technological demands of preparing for a single currency and the millennium.

Japan seems to have finally embarked upon a plan to reform its financial system. While the ruling Liberal-Democratic Party (LDP) will not gain a full majority of the Diet (and thus ensure passage of reforms) until next year, investors are beginning to see a loosening of Japan's regulatory reins. The economic recovery brought forth in part by a weakening of the yen resulted in the segregation of two corporate sectors in Japan--the large exporters showing record profits and the smaller domestic-oriented manufacturers continuing to struggle. RCM believes that the central bank remains acutely aware of the fragility of the domestic recovery and is likely to maintain current monetary and foreign exchange policies for the foreseeable future. The Fund's portfolio is positioned to take advantage of anticipated improved productivity and higher sales generated by exporters, as well as by domestic companies involved in technology.

Latin America rallied strongly in the first six months of 1997 as the difficult economic policies implemented over the last two years began to show positive results. Corporate profitability continues to surprise as managements adopt management systems from abroad and are able to improve productivity by tying wages to efficiency gains. The Fund's portfolio is focused on what RCM believes to be high-quality companies that should benefit from the cyclical expansion in the region and should be able to deliver sustainable earnings growth.

Southeast Asia, where the Fund has been underweighted for the last six months, underperformed the rest of the advancing global markets. The rapid growth rate of the last several years and expansion in productive capacity finally stretched the abilities of these markets to finance the growth from increased offshore borrowings. For much of the second quarter, investors waited for the region's currency regimes to give up on a fixed exchange-rate system and allow the free market to set the appropriate exchange levels. As these events have unfolded, RCM has sought out companies with high internal-cash generation that will allow them to grow without requiring additional capital.

While RCM believes the current benign conditions will continue in place for the foreseeable future, it is worthwhile to point out certain triggers that could cause a shift in investors' perceptions of risk and reward:

* A higher U.S. interest-rate environment that would lead to an upward bias in global rates, reduce global liquidity, and stymie flows into emerging markets.

* A weaker U.S. dollar which could trigger capital flow reversal. Foreign flows of capital into U.S. markets, especially bonds, have helped to keep U.S. rates low.

* Higher Japanese interest rates without any policy shift in the United States and/or Germany could trigger capital flow reversal and result in a weakening of the U.S. dollar.

In the past, RCM has stated that the kind of global interest rate and inflation scenario as reflected in the current market environment favors RCM's growth-stock philosophy of investing. RCM's central forecast for the next six months maintains that global liquidity should continue to be ample and that cyclical recoveries in several major economies should favor an earnings growth-stock environment. RCM's enthusiasm is somewhat tempered by current valuations, which in some equity markets around the world have been taken to historical highs. Nevertheless, RCM believes these levels are justifiable as we live through the lowest interest-rate environment in several decades.
Volatility has been increasing as these markets reach new highs--however, earnings growth due to expanding margins, as companies around the globe restructure and improve productivity, has to date warranted neither higher risk premiums nor lower market multiples. Investors continue to place premiums on companies that can show sustainable earnings growth. RCM remains focused on valuations relative to local markets and global peer groups in order to maintain a disciplined approach to international investing. RCM's expanding resources and research produced by Grassroots Research should enable RCM to generate new investment ideas.

RCM INTERNATIONAL GROWTH EQUITY FUND A
PERFORMANCE SUMMARY

--------------------------------------------------------------------------------

PERFORMANCE FROM COMMENCEMENT OF OPERATIONS

[GRAPH]

                Fund          EAFE           ACWI
               -----------------------------------
12/28/94       50,000        50,000         50,000
               47,772        48,090         48,146
               47,881        47,965         47,881
3/31/95        50,264        50,972         50,586
               52,453        52,904         52,559
               52,815        52,285         52,328
6/30/95        54,230        51,381         51,605
               57,845        54,590         54,537
               57,095        52,520         52,644
9/30/95        58,320        53,560         53,544
               57,440        52,140         52,115
               57,605        53,605         53,340
12/31/95       58,995        55,770         55,446
               60,630        56,010         56,206
               61,355        56,215         56,206
3/31/96        63,240        57,420         57,251
               65,480        59,105         58,986
               66,315        58,030         58,101
6/30/96        66,766        58,370         58,398
               64,611        56,677         56,459
               65,541        56,813         56,792
9/30/96        67,021        58,336         58,200
               66,510        57,753         57,618
               69,318        60,063         59,843
12/31/96       70,391        59,306         59,148
               71,775        57,242         58,060
               72,383        58,192         59,123
3/31/97        72,051        58,419         58,998
               73,269        58,740         59,494
               78,028        62,576         63,171
6/30/97        82,510        66,043         66,658

PERFORMANCE FROM FIRST PUBLIC OFFERING

5/22/95        50,000        50,000         50,000
               52,900        49,800         52,775
               51,160        49,920         51,110
6/30/95        52,535        49,054         50,405
               56,035        52,122         53,268
               55,310        50,146         51,419
9/30/95        56,495        51,138         52,299
               55,645        49,777         50,902
               55,805        51,175         52,098
12/31/95       57,150        53,250         54,156
               58,735        53,481         54,898
               59,435        53,675         54,898
3/31/96        61,270        54,829         55,919
               63,430        56,436         57,614
               64,240        55,411         56,749
6/30/96        64,677        55,737         57,039
               62,105        54,120         55,145
               63,490        54,250         55,471
9/30/96        64,924        55,704         56,846
               64,429        55,147         56,278
               67,149        57,353         58,450
12/31/96       68,189        56,630         57,772
               69,529        54,659         56,709
               70,119        55,567         57,747
3/31/97        69,797        55,784         57,626
               70,976        56,090         58,110
               75,587        59,753         61,701
6/30/97        79,929        63,063         65,107


PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.

The charts above show the performance of the RCM International Growth Equity Fund A versus the Morgan Stanley Capital International Europe, Australia, Far East Index (MSCI-EAFE)(a) and the Morgan Stanley Capital International All Country World Free Ex-US Index (MSCI-ACWI)(b). The charts represent cumulative returns of 65.02%(c) and 59.86%(c) for the Fund from December 28, 1994(d) to June 30, 1997 and from May 22, 1995(e) to June 30, 1997, respectively. The charts assume a hypothetical $50,000 initial investment in the Fund and reflect all Fund expenses.

AVERAGE ANNUAL TOTAL RETURNS(c)
JUNE 30,1997
                   LIFE OF FUND
                 ANNUALIZED SINCE
         -----------------------------
 1 YEAR    12/28/94(d)    5/22/95(e)
---------------------------------------
 23.58%      22.11%        24.93%
---------------------------------------

The data above represent past performance of the Fund and may not be indicative of future performance. The investment return and principal value of an investment in the Fund will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost.



---------------------
(a) The MSCI-EAFE Index is an arithmetic, market value-weighted average of the performance of over 900 securities listed on the stock exchanges of countries in Europe, Australia, and the Far East. The index is calculated on a total return basis, which includes reinvestment of gross dividends before deduction of withholding taxes.
(b) The MSCI-ACWI Index is a market capitalization-weighted index composed of companies representative of the market structure of 47 developed and emerging market countries excluding the United States. Stock selection excludes securities which are not purchasable by foreigners. The index is calculated on a total return basis, which includes reinvestment of gross dividends before deduction of withholding taxes.
(c) Returns assume reinvestment of all dividends and capital gains distributions at net asset value.
(d) The Fund commenced operations on December 28, 1994.
(e) The Fund's shares were first offered to the public on May 22, 1995.

                        RCM INTERNATIONAL GROWTH EQUITY FUND A
                       INVESTMENTS IN SECURITIES AND NET ASSETS
                                    JUNE 30, 1997
                                     (UNAUDITED)

                                                                          % OF
    SHARES   COUNTRY                  EQUITY INVESTMENTS               NET ASSETS      MARKET VALUE
    ------   -------         --------------------------------------    ----------      ------------

CONSUMER DURABLES SECTOR                                                  5.34%

                             AUTOMOTIVE RELATED                           3.15%

    14,000     SE            Autoliv AB                                               $     547,750
     2,475     DE            Volkswagen AG                                                1,898,999
                                                                                      -------------
                                                                                          2,446,749
                                                                                      -------------

                             CONSUMER DURABLES                            2.19%

    19,500     JP            Sony Corp.                                                   1,702,394

CONSUMER NON-DURABLES SECTOR                                             15.07%

                             BEVERAGE/TOBACCO                             2.95%

   140,000     MX            Fomento Economico Mexicano Series B                            828,963
    25,000     PA            Pan American Beverages Inc. Class A                            821,875
   190,000     SE            Swedish Match AB                                               638,872
                                                                                      -------------
                                                                                          2,289,710
                                                                                      -------------
                             FOOD/FOOD PROCESSING                         3.00%

   220,000     ID            PT Daya Guna Samudera                                          395,846
    25,220     JP            Hokuto Corp.                                                   892,607
     5,650     FR            Lambert Dodard Chancereul S.A.                               1,036,470
                                                                                      -------------
                                                                                          2,324,923
                                                                                      -------------
                             HOUSEHOLD/RELATED NON-DURABLES               1.07%

    55,000     CH            Tag Heuer International S.A. (Sponsored ADR)*                  828,438

                             LEISURE TIME PRODUCTS/SERVICES               3.11%

    13,000     CA            Four Seasons Hotels Inc.                                       385,125
    30,000     JP            NAMCO                                                        1,158,787
     6,000     FR            Salomon S.A.                                                   457,951
    10,000     ES            Sol Melia S.A.                                                 411,369
                                                                                      -------------
                                                                                          2,413,232
                                                                                      -------------

                             RETAIL TRADE                                 4.94%

     7,800     DE            Adidas AG                                                      863,914
   665,000     MX            Cifra S.A. de CV Class B                                     1,237,285
    13,500     JP            Circle K Japan Co. *                                           776,282
    85,000     GB            Next PLC                                                       959,136
                                                                                      -------------
                                                                                          3,836,617
                                                                                      -------------


       The accompanying notes are an integral part of the financial statements.

                        RCM INTERNATIONAL GROWTH EQUITY FUND A
                       INVESTMENTS IN SECURITIES AND NET ASSETS
                                    JUNE 30, 1997
                                     (UNAUDITED)


                                                                          % OF
    SHARES   COUNTRY                  EQUITY INVESTMENTS               NET ASSETS      MARKET VALUE
    ------   -------         --------------------------------------    ----------      ------------

CYCLICAL/CAPITAL GOODS SECTOR                                            14.64%

                             BUILDING/CONSTRUCTION                        4.02%

   100,000     HK            China Resources Enterprises Ltd. *                       $     490,495
   197,000     MX            Consorcio ARA S.A. *                                           692,204
    12,214     NL            Hunter Douglas N.V.                                          1,041,043
    65,000     JP            Mitsui Fudosan Co. Ltd.                                        897,492
                                                                                      -------------
                                                                                          3,121,234
                                                                                      -------------

                             CHEMICALS/TEXTILES                           3.32%

    17,000     DE            Bayer AG                                                       653,841
    17,300     DE            Hoechst AG                                                     734,479
    18,000     CL            Sociedad Quimica y Minera de Chile S.A. (Sponsored ADR)      1,190,250
                                                                                      -------------
                                                                                          2,578,570
                                                                                      -------------

                             ELECTRICAL EQUIPMENT                         1.40%

    15,800     JP            Hirose Electric Co. Ltd.                                     1,085,275

                             INDUSTRIAL EQUIPMENT                         3.89%

    11,700     DE            Pfeiffer Vacuum Technology AG  (Sponsored ADR) *               340,763
    39,000     GB            Powerscreen International PLC                                  426,444
    82,000     AU            Smith (Howard) *                                               774,017
       720     CH            Sulzer AG                                                      617,347
       720     CH            Sulzer AG Rights expiring 7/9/97 *                                 -
    42,000     NO            Tomra Systems A/S                                              860,562
                                                                                      -------------
                                                                                          3,019,133
                                                                                      -------------

                             RAW/BASIC MATERIALS                          1.59%

     9,000     DE            SGL Carbon AG 144A (a)                                       1,233,376


                             TRANSPORTATION SERVICES                      0.42%

    12,000     IE            Ryanair Holdings PLC (Sponsored ADR) *                         325,500

ENERGY SECTOR                                                             2.29%

                             ENERGY                                       2.29%

     6,600     GB            British Petroleum Co. PLC (ADR)                                494,175
    51,332     GB            British Petroleum Co. PLC                                      638,176
   114,000     IT            ENI SpA                                                        644,872
                                                                                      -------------
                                                                                          1,777,223
                                                                                      -------------


       The accompanying notes are an integral part of the financial statements.

                        RCM INTERNATIONAL GROWTH EQUITY FUND A
                       INVESTMENTS IN SECURITIES AND NET ASSETS
                                    JUNE 30, 1997
                                     (UNAUDITED)


                                                                          % OF
    SHARES   COUNTRY                  EQUITY INVESTMENTS               NET ASSETS      MARKET VALUE
    ------   -------         --------------------------------------    ----------      ------------

HEALTH CARE SECTOR                                                       13.39%

                             DRUGS & HOSPITAL SUPPLIES                   12.11%

    15,000     CA            Biochem Pharma Inc. *                                    $     333,750
     4,800     HU            Gedeon Richter Ltd. (GDR) 144A * (a)                           441,600
    32,487     GB            Glaxo Wellcome PLC                                             671,797
    18,500     GB            Glaxo Wellcome PLC (Sponsored ADR)                             773,531
    16,000     CL            Laboratorio Chile S.A. (ADR)                                   458,000
     1,200     CH            Novartis AG                                                  1,921,185
       118     CH            Roche Holdings Ltd.                                          1,068,827
    22,200     GB            Smithkline Beecham PLC (ADR)                                 2,034,075
    13,000     FR            Synthelabo                                                   1,693,937
                                                                                      -------------
                                                                                          9,396,702
                                                                                      -------------

                             HEALTH CARE SERVICES                         1.28%

    17,800     JP          Nichii Gakken Co.                                              995,543

INTEREST-SENSITIVE SECTOR                                                20.95%

                             BANKING                                     10.78%

    21,000     CL            Banco Santander Chile (Sponsored ADR A) *                      309,750
    50,973     IE            Bank of Ireland                                                559,912
    26,600     DE            Bayerische Hypotheken- und Wechsel-Bank AG                     796,076
    25,000     IT            Banca Popolare di Bergamo *                                    369,527
    13,000     ES            Banco Bilbao Vizcaya S.A.                                    1,058,067
   157,000     HK            Dah Sing Financial Holdings Ltd.                               869,376
    23,500     DE            Deutsche Bank AG                                             1,374,234
    42,000     JP            Fuji Bank Ltd. *                                               631,303
    24,698     GB            HSBC Holdings PLC                                              742,794
    82,611     GB            Lloyds TSB Group PLC                                           848,310
    36,000     SE            Sparbanken Sverige AB                                          800,788
                                                                                      -------------
                                                                                          8,360,137
                                                                                      -------------

                             GENERAL FINANCE                              3.76%

    78,000     IT            IMI Instituto Mobiliare Italiano SpA                           701,381
    27,000     CA            Newcourt Credit Group Inc.                                     704,573
    13,000     JP            Nichiei Construction Company Ltd.                            1,510,967
                                                                                      -------------
                                                                                          2,916,921
                                                                                      -------------

                             INSURANCE                                    4.15%

     3,500     DE            Allianz AG                                                     733,128
    17,300     FR            AXA-UAP                                                      1,077,026
    15,200     ES            Mapfre Vida Seguros                                            987,013
       150     DE            Munchener Ruckversicherungs-Gesellschaft *                     420,939
                                                                                      -------------
                                                                                          3,218,106
                                                                                      -------------


       The accompanying notes are an integral part of the financial statements.

                        RCM INTERNATIONAL GROWTH EQUITY FUND A
                       INVESTMENTS IN SECURITIES AND NET ASSETS
                                    JUNE 30, 1997
                                     (UNAUDITED)



                                                                          % OF
    SHARES   COUNTRY                  EQUITY INVESTMENTS               NET ASSETS       MARKET VALUE
    ------   -------         --------------------------------------    ----------       -------------

                             UTILITIES                                    2.26%

     6,500     PT            Electricidade De Portugal SP *                           $     234,000
    11,000     CL            Enersis S.A. (Sponsored ADR) *                                 391,188
 1,765,600     BR            Light Servicios de Electricidad S.A.                           878,643
     4,500     DE            Veba AG                                                        253,080
                                                                                      -------------
                                                                                          1,756,911
                                                                                      -------------

SERVICES/MEDIA SECTOR                                                     8.44%

                             BUSINESS SERVICES                            2.71%

     2,200     CH            Adecco S.A.                                                    845,080
    16,000     GB            Danka Business Systems PLC (Sponsored ADR)                     654,000
    38,000     CA            Philip Services Corp. *                                        603,250
                                                                                      -------------
                                                                                          2,102,330
                                                                                      -------------

                             COMMUNICATIONS SERVICES                      4.22%

     8,071     FR            Alcatel Alsthom Compagnie Generale d'Electricite             1,011,807
    90,000     GB            Cable & Wireless Communications PLC                            823,829
     6,037     GB            Cable & Wireless Communications PLC (ADR)                      162,240
    11,000     CL            Cia de Telecomunicaciones de Chile S.A.
                               (Sponsored ADR) *                                            363,000
   106,050     JP            Nippon Denwa Shisetsu                                          911,939
                                                                                      -------------
                                                                                          3,272,815
                                                                                      -------------

                             MEDIA                                        1.51%

   125,000     GB            General Cable PLC *                                            339,101
    86,000     GB            Reed International                                             830,153
                                                                                      -------------
                                                                                          1,169,254
                                                                                      -------------
TECHNOLOGY SECTOR                                                        18.56%


                             COMPUTERS/OFFICE EQUIPMENT                   1.70%

    29,000     JP            Canon Inc.                                                     790,702
    22,700     JP            Canon Sales Co. Inc.                                           529,660
                                                                                      -------------
                                                                                          1,320,362
                                                                                      -------------

                             ELECTRONICS/NEW TECHNOLOGY                  12.31%

     1,300     JP            Advantest Corp.                                                 99,974
    30,030     SE            Ericsson LM Telephone Co.                                    1,182,577
    58,000     JP            Fujitsu Ltd. *                                                 805,907
    71,000     JP            NEC Corp.                                                      992,746
    32,000     CA            Newbridge Networks Corp. *                                   1,392,000
    15,000     FI            Nokia Corp. A                                                1,120,180
     9,000     CA            Northern Telecom Ltd.                                          819,000
     6,000     JP            Rohm Co. Ltd. *                                                618,719



       The accompanying notes are an integral part of the financial statements.

                        RCM INTERNATIONAL GROWTH EQUITY FUND A
                       INVESTMENTS IN SECURITIES AND NET ASSETS
                                    JUNE 30, 1997
                                     (UNAUDITED)


                                                                          % OF
    SHARES   COUNTRY                  EQUITY INVESTMENTS               NET ASSETS      MARKET VALUE
    ------   -------         --------------------------------------    ----------      ------------

                             ELECTRONICS/NEW TECHNOLOGY
                             (CONTINUED)

     5,820     KR            Samsung Electronics Co.                                  $     646,885
     5,820     KR            Samsung Electronics Rights expiring 7/1/97 *                       -
     4,500     FR            SGS Thomson Microelectronics N.V.  *                           360,000
    19,000     JP            Shinko Electric Industries                                     695,709
    17,000     JP            Tokyo Electron Ltd. *                                          814,122
                                                                                      -------------
                                                                                          9,547,819
                                                                                      -------------

                             TECHNOLOGY SERVICES                          4.55%

     4,120     FR            AXIME *                                                        487,725
    16,000     GB            Dr. Solomons Group PLC (Sponsored ADR) *                       406,000
    32,173     NL            Getronics N.V.                                               1,041,058
    23,000     SE            Intentia International AB *                                    251,346
     3,700     DE            SAP AG                                                         743,171
    29,000     GB            SEMA Group PLC                                                 598,482
                                                                                      -------------
                                                                                          3,527,782
                                                                                      -------------

TOTAL EQUITY INVESTMENTS
(COST $60,711,405)                                                       98.68%          76,567,056
                                                                                      -------------

SHORT-TERM INVESTMENTS

                             MONEY MARKET FUNDS                           1.31%

 1,015,744     US            SSgA U.S. Government Money Market Fund                       1,015,744


TOTAL SHORT-TERM INVESTMENTS                                              1.31%
(COST $1,015,744)                                                                         1,015,744
                                                                                      -------------

TOTAL INVESTMENTS (COST $61,727,149)**                                   99.99%          77,582,800

                             OTHER ASSETS LESS LIABILITIES                0.01%               7,687
                                                                                      -------------

                             NET ASSETS                                 100.00%       $  77,590,487
                                                                                      -------------
                                                                                      -------------



*   Non-income producing security.
(a) Security is purchased pursuant to Rule 144A of the Securities Act of 1933 and may be resold only to qualified institutional buyers.


-------------------------
TAX INFORMATION:
** For Federal income tax purposes, cost is $61,890,969 and unrealized appreciation (depreciation) of equity securities is as follows:


         Unrealized appreciation                                                       $  16,147,875
         Unrealized depreciation                                                            (456,044)
                                                                                       -------------
         Net unrealized appreciation                                                   $  15,691,831
                                                                                       -------------
                                                                                       -------------



       The accompanying notes are an integral part of the financial statements.

                        RCM INTERNATIONAL GROWTH EQUITY FUND A
                       INVESTMENTS IN SECURITIES AND NET ASSETS
                                    JUNE 30, 1997
                                     (UNAUDITED)

 The Fund's investments in securities at June 30, 1997 categorized by country:


                                                 % of Net Assets
                                       -----------------------------------
                           Country                    Short-Term
         Country            Code       Equities       and Other      Total
         -------           -------     --------       ----------     -----
         Australia           AU         1.0%                          1.0%
         Brazil              BR         1.1%                          1.1%
         Canada              CA         5.5%                          5.5%
         Chile               CL         3.5%                          3.5%
         Finland             FI         1.4%                          1.4%
         France              FR         7.9%             0.6%         8.5%
         Germany             DE        13.0%                         13.0%
         Hong Kong           HK         1.7%                          1.7%
         Hungary             HU         0.6%                          0.6%
         Indonesia           ID         0.5%             0.5%         1.0%
         Ireland             IE         1.1%                          1.1%
         Italy               IT         2.2%                          2.2%
         Japan               JP        20.5%                         20.5%
         Korea               KR         0.8%                          0.8%
         Mexico              MX         3.6%                          3.6%
         Netherlands         NL         2.7%                          2.7%
         Norway              NO         1.1%                          1.1%
         Panama              PA         1.1%                          1.1%
         Portugal            PT         0.3%                          0.3%
         Spain               ES         3.2%                          3.2%
         Sweden              SE         4.4%                          4.4%
         Switzerland         CH         6.8%                          6.8%
         United Kingdom      GB        14.7%                         14.7%
         United States       US                          0.2%         0.2%
                                       -----             ----       ------
            Total                      98.7%             1.3%       100.0%
                                       -----             ----       ------
                                       -----             ----       ------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------



       The accompanying notes are an integral part of the financial statements.

                          This page intentionally left blank


                                                       RCM CAPITAL FUNDS, INC.
                                                 STATEMENT OF ASSETS AND LIABILITIES
                                                            JUNE 30, 1997
                                                             (UNAUDITED)


                                                                                                  RCM
                                                                                             International
                                                       RCM Growth           RCM Small        Growth Equity
                                                       Equity Fund          Cap Fund             Fund A
                                                     --------------      --------------       --------------
ASSETS:
  Investments at cost                                $  774,844,442      $  469,317,946        $  61,727,149
                                                     --------------      --------------       --------------
                                                     --------------      --------------       --------------
  Foreign currency at cost                           $       11,573      $           --           $  831,050
                                                     --------------      --------------       --------------
                                                     --------------      --------------       --------------

  Investments at value (Note 1)                      $  937,695,051      $  578,485,342        $  77,582,800
  Foreign currency at value (Note 1)                         11,485                   -              830,677
  Cash                                                      340,614              91,864                    -
  Receivables:
     Investments sold                                    10,312,324          14,011,748            1,076,697
     Fund shares sold                                       971,538                   -                  -
     Dividends and dividend reclaims                        282,729               1,979              176,845
     Other                                                        -                   -                3,375
                                                     --------------      --------------       --------------
        Total Assets                                    949,613,741         592,590,933           79,670,394
                                                     --------------      --------------       --------------

LIABILITIES:
  Payables:
     Investments purchased                                7,547,415          18,324,759            1,931,205
     Fund shares repurchased                              3,827,815           1,371,236                    -
     Investment management fees (Note 5)                    574,342             454,357               43,464
     Custodian fees                                          23,181              13,103               13,284
     Professional fees                                            -                   -               37,518
     Directors' fees (Note 6)                                     -                   -               28,000
     Accounting fees                                              -                   -                8,000
     Printing expenses                                            -                   -                6,730
     Registration and filing fees                                 -                   -                5,502
     Miscellaneous expenses                                       -                   -                6,204
                                                     --------------      --------------       --------------
         Total Liabilities                               11,972,753          20,163,455            2,079,907
                                                     --------------      --------------       --------------
NET ASSETS                                           $  937,640,988      $  572,427,478        $  77,590,487
                                                     --------------      --------------       --------------
                                                     --------------      --------------       --------------

NET ASSETS CONSIST OF:
  Paid-in capital (Note 3)                           $  702,373,079      $  416,499,557        $  59,131,343
  Accumulated net investment income (loss)                (845,228)         (1,946,798)              182,763
  Accumulated net realized gain on investments
     and foreign currency transactions                   73,265,753          48,707,323            2,403,671
  Net unrealized appreciation (depreciation)
     on foreign currency transactions                       (3,225)                   -               17,059
  Net unrealized appreciation on investments            162,850,609         109,167,396           15,855,651
                                                     --------------      --------------       --------------
NET ASSETS                                           $  937,640,988      $  572,427,478        $  77,590,487
                                                     --------------      --------------       --------------
                                                     --------------      --------------       --------------

SHARES OUTSTANDING                                      134,793,224          45,190,750            5,204,578
                                                     --------------      --------------       --------------
                                                     --------------      --------------       --------------

NET ASSET VALUE PER SHARE                                   $  6.96            $  12.67             $  14.91
                                                     --------------      --------------       --------------
                                                     --------------      --------------       --------------

    The accompanying notes are an integral part of the financial statements.
                                     Page 36


                                                       RCM CAPITAL FUNDS, INC.
                                                       STATEMENT OF OPERATIONS
                                               FOR THE SIX MONTHS ENDED JUNE 30, 1997
                                                             (UNAUDITED)

                                                                                                   RCM
                                                                                              International
                                                       RCM Growth           RCM Small         Growth Equity
                                                       Equity Fund          Cap Fund             Fund A
                                                     --------------      --------------       --------------
INVESTMENT INCOME:
 Income:
  Dividends                                          $    2,327,240      $      649,298       $       719,791
  Interest                                                  156,205              28,712                27,283
  Foreign tax withheld                                      (18,867)               (239)              (91,207)
                                                     --------------      --------------       ---------------
   Total income                                           2,464,578             677,771               655,867
                                                     --------------      --------------       ---------------

 Expenses:
  Investment management fees (Note 5)                     3,258,889           2,595,251               238,982
  Custodian fees                                             50,117              28,518                45,147
  Directors' fees (Note 6)                                        -                   -                28,000
  Accounting fees                                                 -                   -                24,000
  Professional fees                                               -                   -                13,750
  Miscellaneous expenses                                        800                 800                 7,000
                                                     --------------      --------------       ---------------
   Total expenses before reimbursements                   3,309,806           2,624,569               356,879
  Expenses reimbursed by investment
   manager (Note 5)                                               -                  -                (38,236)
                                                     --------------      --------------       ---------------
   Total net expenses                                     3,309,806           2,624,569               318,643
                                                     --------------      --------------       ---------------
    Net investment income (loss)                           (845,228)         (1,946,798)              337,224
                                                     --------------      --------------       ---------------

NET REALIZED AND UNREALIZED GAIN (LOSS):
 Net realized gain on investments                        59,190,712          47,279,019             3,232,830
 Net realized loss on foreign currency
  transactions                                             (158,773)                  -            (1,011,058)
                                                     --------------      --------------       ---------------
   Net realized gain                                     59,031,939          47,279,019             2,221,772
                                                     --------------      --------------       ---------------

 Net change in unrealized depreciation
  on foreign currency transactions                           (3,542)                  -              (151,735)
 Net change in unrealized appreciation
   (depreciation) on investments                         16,573,716          (4,875,041)            8,503,013
                                                     --------------      --------------       ---------------
   Net unrealized appreciation (depreciation)            16,570,174          (4,875,041)            8,351,278
                                                     --------------      --------------       ---------------

    Net realized and unrealized gain
     during the period                                   75,602,113          42,403,978            10,573,050
                                                     --------------      --------------       ---------------

NET INCREASE IN NET ASSETS RESULTING
 FROM OPERATIONS                                      $  74,756,885       $  40,457,180         $  10,910,274
                                                     --------------      --------------       ---------------
                                                     --------------      --------------       ---------------


    The accompanying notes are an integral part of the financial statements.

                                                       RCM CAPITAL FUNDS, INC.
                                                 STATEMENTS OF CHANGES IN NET ASSETS




                                                 RCM Growth Equity Fund                     RCM Small Cap Fund
                                             ---------------------------------------  --------------------------------
                                               Six months ended                       Six months ended
                                                 June 30, 1997       Year ended        June 30, 1997      Year ended
                                                   (Unaudited)     December 31, 1996    (Unaudited)    December 31, 1996
                                             -----------------  --------------------  ---------------- ----------------
OPERATIONS:
 Net investment income (loss)                     $  (845,228)  $  (1,190,805)         $  (1,946,798)  $   (2,677,087)
 Net realized gain on investments and foreign
  currency transactions                            59,031,939     303,698,527             47,279,019      107,844,093
 Net change in unrealized appreciation
   (depreciation) on investments and foreign
  currency transactions                            16,570,174    (119,166,349)            (4,875,041)      29,605,875
                                             ----------------   -------------           ------------   --------------
 Net increase in net assets resulting from
  operations                                       74,756,885     183,341,373             40,457,180      134,772,881

DISTRIBUTIONS TO SHAREHOLDERS FROM:
 Net investment income                                     -               -                       -              -
 Net realized gain on investments                          -    (355,168,907)                      -     (123,397,033)


NET INCREASE (DECREASE) FROM CAPITAL
 SHARE TRANSACTIONS (Note 3)                      (33,436,047)   (257,142,802)           (36,630,818)     147,658,599
                                             ----------------   -------------           ------------   --------------

TOTAL INCREASE (DECREASE) IN NET ASSETS            41,320,838    (428,970,336)             3,826,362      159,034,447

NET ASSETS:
 Beginning of period                              896,320,150   1,325,290,486            568,601,116      409,566,669
                                             ----------------   -------------           ------------   --------------
 End of period*                                $  937,640,988  $  896,320,150          $ 572,427,478  $   568,601,116
                                             ----------------   -------------           ------------   --------------
                                             ----------------   -------------           ------------   --------------

* Includes accumulated net investment
  income (loss) of:                                 (845,228)              -              (1,946,798)             -
                                             ----------------   -------------           ------------   --------------
                                             ----------------   -------------           ------------   --------------



                                                RCM International Growth Equity Fund A
                                               ----------------------------------------
                                               Six months ended
                                                 June 30, 1997       Year ended
                                                 (Unaudited)       December 31, 1996
                                               ------------------  --------------------
OPERATIONS:
 Net investment income (loss)                    $  337,224        $  131,186
 Net realized gain on investments and foreign
  currency transactions                           2,221,772         3,309,861
 Net change in unrealized appreciation
   (depreciation) on investments and foreign
  currency transactions                           8,351,278         3,732,232
                                               ------------       -----------
 Net increase in net assets resulting from
  operations                                     10,910,274         7,173,279

DISTRIBUTIONS TO SHAREHOLDERS FROM:
 Net investment income                                    -          (558,945)
 Net realized gain on investments                         -        (3,074,200)

NET INCREASE (DECREASE) FROM CAPITAL
 SHARE TRANSACTIONS (Note 3)                     14,075,264        14,718,007
                                               ------------       -----------

TOTAL INCREASE (DECREASE) IN NET ASSETS          24,985,538        18,258,141

NET ASSETS:
 Beginning of period                             52,604,949        34,346,808
                                               ------------       -----------
 End of period*                               $  77,590,487      $ 52,604,949
                                               ------------       -----------
                                               ------------       -----------

* Includes accumulated net investment
  income (loss) of:                                 182,763          (154,461)
                                               ------------       -----------
                                               ------------       -----------


                              The accompanying notes are an integral part of the financial statements.
                                                               Page 38

                                             RCM CAPITAL FUNDS, INC.
                                             RCM GROWTH EQUITY FUND
                                              FINANCIAL HIGHLIGHTS

Selected data for each share of capital stock outstanding for the ten years ended December 31, 1996, and the six months ended June 30, 1997, are as follows:

                                         Six months ended                   Year Ended December 31,
                                           June 30, 1997  ---------------------------------------------------------
                                           (Unaudited)    1996*(a)  1995     1994      1993      1992     1991
                                           -----------    -----     -----    ----      ----      ----     ---------
PER SHARE OPERATING PERFORMANCE: (b)
  Net asset value, beginning of period     $  6.40     $  9.13   $  7.89  $  10.42  $  10.97  $  11.54   $  8.49
                                           -------     -------   -------  --------  --------  --------   -------
  Net investment income (loss)               (0.01)      (0.01)     0.02      0.03      0.04      0.07      0.09
  Net realized and unrealized gain (loss)
    on investments                            0.57        1.59      2.66      0.01      1.08      0.71      3.93
                                           -------     -------   -------  --------  --------  --------   -------
  Net increase (decrease) in net asset
    value resulting from investment           0.56        1.58      2.68      0.04      1.12      0.78      4.02
     operations                            -------     -------   -------  --------  --------  --------   -------

  Distributions:
    Net investment income                    (0.00)      (0.00)    (0.02)    (0.03)    (0.04)    (0.07)    (0.09)
    Net realized gain on investments         (0.00)      (4.31)    (1.42)    (2.54)    (1.63)    (1.28)    (0.88)
                                           -------     -------   -------  --------  --------  --------   -------
      Total distributions                     -          (4.31)    (1.44)    (2.57)    (1.67)    (1.35)    (0.97)
                                           -------     -------   -------  --------  --------  --------   -------

NET ASSET VALUE, END OF PERIOD             $  6.96     $  6.40   $  9.13   $  7.89  $  10.42  $  10.97  $  11.54
                                           -------     -------   -------  --------  --------  --------   -------
                                           -------     -------   -------  --------  --------  --------   -------

TOTAL RETURN (c)                              8.75%      19.07%    34.53%     0.76%    10.72%     7.03%    48.23%
                                           -------     -------   -------  --------  --------  --------   -------
                                           -------     -------   -------  --------  --------  --------   -------

RATIOS AND SUPPLEMENTAL DATA:

Average commission rate paid per share (d) $  0.0570   $0.0571     -         -         -         -          -
                                           ---------   -------
                                           ---------   -------

Net assets, end of period (in millions)    $   938     $   896   $ 1,325  $  1,365  $  2,049 $  2,122   $  2,138
                                           -------     -------   -------  --------  --------  --------   -------
                                           -------     -------   -------  --------  --------  --------   -------


Ratio of expenses to average net assets       0.8%(e)      0.8%      0.8%      0.8%      0.8%     0.8%       0.7%
                                           -------     -------   -------  --------  --------  --------   -------
                                           -------     -------   -------  --------  --------  --------   -------

Ratio of net investment income to
  average net assets                         (0.2%)(e)    (0.1%)     0.2%      0.2%      0.3%     0.6%       0.9%
                                           -------     -------   -------  --------  --------  --------   -------
                                           -------     -------   -------  --------  --------  --------   -------


Portfolio turnover                         66.1%(f)      115.9%     96.5%    111.1%     67.0%    56.8%      62.7%
                                           -------     -------   -------  --------  --------  --------   -------
                                           -------     -------   -------  --------  --------  --------   -------


                                                 1990     1989      1988      1987      1986(b)   1985
                                             --------  -------   -------   -------   -------   -------
PER SHARE OPERATING PERFORMANCE: (b)
  Net asset value, beginning of period       $  9.12   $  8.00   $  7.09   $  8.30   $  8.47  $ 169.44
                                             --------  -------   -------   -------   -------   -------
  Net investment income (loss)                  0.15      0.16      0.11      0.07      0.06      3.68
  Net realized and unrealized gain (loss)
    on investments                             (0.53)     1.98      1.36      0.82      0.72     52.64
                                             --------  -------   -------   -------   -------   -------
  Net increase (decrease) in net asset
    value resulting from investment
    operations                                 (0.38)     2.14      1.47      0.89      0.78     56.32
                                             --------  -------   -------   -------   -------   -------

  Distributions:
    Net investment income                      (0.17)    (0.16)    (0.12)    (0.16)    (0.16)    (3.68)
    Net realized gain on investments           (0.08)    (0.86)    (0.44)    (1.94)    (0.79)   (10.25)
                                             --------  -------   -------   -------   -------   -------
      Total distributions                      (0.25)    (1.02)    (0.56)    (2.10)    (0.95)   (13.93)
                                             --------  -------   -------   -------   -------   -------

NET ASSET VALUE, END OF PERIOD               $  8.49   $  9.12   $  8.00   $  7.09   $  8.30 $  211.83
                                             --------  -------   -------   -------   -------   -------
                                             --------  -------   -------   -------   -------   -------


TOTAL RETURN (c)                               (4.12%)   26.87%    20.86%    10.97%     9.33%    32.06%
                                             --------  -------   -------   -------   -------   -------
                                             --------  -------   -------   -------   -------   -------

RATIOS AND SUPPLEMENTAL DATA:

Average commission rate paid per share (d)        -         -         -         -         -        -

Net assets, end of period (in millions)      $  1,300 $  1,284    $  964    $  553    $  461   $  289
                                             --------  -------   -------   -------   -------   -------
                                             --------  -------   -------   -------   -------   -------

Ratio of expenses to average net assets         0.8%      0.7%      0.7%      0.8%      0.7%      0.7%
                                             --------  -------   -------   -------   -------   -------
                                             --------  -------   -------   -------   -------   -------

Ratio of net investment income to
  average net assets                            1.8%      1.8%      1.8%      0.9%      1.3%      2.1%
                                             --------  -------   -------   -------   -------   -------
                                             --------  -------   -------   -------   -------   -------


Portfolio turnover                             50.0%     70.8%     64.7%     79.9%     78.2%     80.0%
                                             --------  -------   -------   -------   -------   -------
                                             --------  -------   -------   -------   -------   -------

--------------------------------
* Calculated using the average share method.
(a)  On June 14, 1996, RCM Capital Management, L.L.C. became the investment manager.
(b)  Stock split 25:1 at the close of business on June 17, 1996 (see Note 3). All prior period per share amounts were restated to reflect the stock split.
(c)  Total return measures the change in value of an investment over the period indicated.
(d)  For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate per share for security trades on which commissions are charged.
     This amount may vary from period to period and fund to fund depending on the mix of trades executed in various markets where trading practices and commission rate structures may differ.
(e)  Annualized.
(f)  Not annualized.

                               RCM CAPITAL FUNDS, INC.
                                  RCM SMALL CAP FUND
                                 FINANCIAL HIGHLIGHTS

Selected data for each share of capital stock outstanding are as follows:



                                                          Six months ended                  Year Ended December 31,
                                                           June 30, 1997   ------------------------------------------------------
                                                            (Unaudited)*    1996*(a)   1995        1994        1993         1992
                                                          ---------------- --------  --------    --------    ---------   --------

PER SHARE OPERATING PERFORMANCE: (b)
 Net asset value, beginning of period                        $   11.77    $   11.35   $  9.42     $ 10.41      $ 10.15     $  8.33
                                                             ---------    ---------   -------     -------      -------     -------
 Net investment income (loss)                                    (0.04)       (0.08)    (0.04)      (0.04)       (0.00)       0.03
 Net realized and unrealized gain (loss) on investments           0.94         3.82      3.21       (0.20)        0.91        1.82
                                                             ---------    ---------   -------     -------      -------     -------
 Net increase (decrease) in net asset value
   resulting from investment operations                           0.90         3.74      3.17       (0.24)        0.91        1.85
                                                             ---------    ---------   -------     -------      -------     -------
 Distributions:
   Net investment income                                         (0.00)       (0.00)    (0.00)      (0.00)       (0.00)      (0.03)
   Net realized gain on investments                              (0.00)       (3.32)    (1.24)      (0.75)       (0.65)      (0.00)
                                                             ---------    ---------   -------     -------      -------     -------
     Total distributions                                         (0.00)       (3.32)    (1.24)      (0.75)       (0.65)      (0.03)
                                                             ---------    ---------   -------     -------      -------     -------

NET ASSET VALUE, END OF PERIOD                               $   12.67    $   11.77   $ 11.35     $  9.42      $ 10.41     $ 10.15
                                                             ---------    ---------   -------     -------      -------     -------
                                                             ---------    ---------   -------     -------      -------     -------

TOTAL RETURN (c)                                                 7.65%       34.39%    34.08%      (2.16%)       9.20%      22.14%
                                                             ---------    ---------   -------     -------      -------     -------
                                                             ---------    ---------   -------     -------      -------     -------

RATIOS AND SUPPLEMENTAL DATA:
Average commission rate paid per share (d)                   $  0.0516    $  0.0538       -           -            -           -
                                                             ---------    ---------
                                                             ---------    ---------

Net assets, end of period (in millions)                      $     578    $     569   $   410     $   416      $   660     $   458
                                                             ---------    ---------   -------     -------      -------     -------
                                                             ---------    ---------   -------     -------      -------     -------

Ratio of expenses to average net assets                           1.0% (e)     1.0%      1.0%        1.1%         0.9%        0.7%
                                                             ---------    ---------   -------     -------      -------     -------
                                                             ---------    ---------   -------     -------      -------     -------

Ratio of net investment income (loss) to average net assets      (0.7%)(e)    (0.6%)    (0.2%)      (0.3%)        0.0%        0.4%
                                                             ---------    ---------   -------     -------      -------     -------
                                                             ---------    ---------   -------     -------      -------     -------

Portfolio turnover                                               53.6% (f)   117.0%     83.9%      117.7%        80.0%       72.0%
                                                             ---------    ---------   -------     -------      -------     -------
                                                             ---------    ---------   -------     -------      -------     -------


------------------------
 *  Calculated using the average share method.
(a) On June 14, 1996, RCM Capital Management, L.L.C. became the investment manager.
(b) Stock split 12:1 at the close of business on June 17, 1996 (see Note 3). All prior period per share amounts were restated to reflect the stock split.
(c) Total return measures the change in value of an investment over the period indicated.
(d) For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate per share for security trades on which commissions are charged. This amount may vary from period to period and fund to fund depending on the mix of trades executed in various markets where trading practices and commission rate structures may differ.
(e) Annualized.
(f) Not annualized.

                               RCM CAPITAL FUNDS, INC.
                        RCM INTERNATIONAL GROWTH EQUITY FUND A
                                 FINANCIAL HIGHLIGHTS

Selected data for each share of capital stock outstanding are as follows:


                                                                                                                  December 28, 1994
                                                      Six months ended                                             (commencement
                                                      June 30, 1997*      Year ended             Year ended       of operations) to
                                                        (Unaudited)   December 31, 1996*(a)   December 31, 1995   December 31, 1994
                                                      --------------- ---------------------   -----------------   -----------------
PER SHARE OPERATING PERFORMANCE: (b)
  Net asset value, beginning of period                    $  12.72           $  11.56            $  10.00            $  10.00
                                                          ---------          ---------           ---------           ---------
  Net investment income                                       0.07 (c)           0.04 (c)            0.12 (d)            0.00
  Net realized and unrealized gain (loss) on investments      2.12               2.16                1.68               (0.00)
                                                          ---------          ---------           ---------           ---------
  Net increase in net asset value resulting from
    investment operations                                     2.19               2.20                1.80                0.00
                                                          ---------          ---------           ---------           ---------
  Distributions:
    Net investment income                                    (0.00)             (0.16)              (0.11)              (0.00)
    Net realized gain on investments                         (0.00)             (0.88)              (0.13)              (0.00)
                                                          ---------          ---------           ---------           ---------
      Total distributions                                    (0.00)             (1.04)              (0.24)              (0.00)
                                                          ---------          ---------           ---------           ---------

NET ASSET VALUE, END OF PERIOD                            $  14.91           $  12.72            $  11.56            $  10.00
                                                          ---------          ---------           ---------           ---------
                                                          ---------          ---------           ---------           ---------

TOTAL RETURN (d)                                            17.22%              19.31%             17.98%               0.01%
                                                          ---------          ---------           ---------           ---------
                                                          ---------          ---------           ---------           ---------

RATIOS AND SUPPLEMENTAL DATA:
Average commission rate paid per share (e)               $  0.0196           $  0.0179                 -                   -
                                                         ----------          ---------
                                                         ----------          ---------

Net assets, end of period (in millions)                  $      78           $     53            $     34            $     25
                                                         ----------          ---------           ---------           ---------
                                                         ----------          ---------           ---------           ---------
Ratio of expenses to average net assets                      1.00% (c)(f)        0.99% (c)          0.75% (d)           0.00% (g)
                                                         ----------          ---------           ---------           ---------
                                                         ----------          ---------           ---------           ---------

Ratio of net investment income to average net assets         1.05% (c)(f)        0.32% (c)          1.19% (d)           0.01% (g)
                                                         ----------          ---------           ---------           ---------
                                                         ----------          ---------           ---------           ---------
Portfolio turnover                                           41.2% (h)          119.1%              87.4%               0.00% (g)
                                                         ----------          ---------           ---------            --------
                                                         ----------          ---------           ---------            --------



 *  Calculated using the average share method.
(a) On June 14, 1996, RCM Capital Management, L.L.C. became the investment manager.
(b) Stock split 10:1 at the close of business on June 17, 1996 (see Note 3). All prior period per share amounts were restated to reflect the stock split.
(c) Includes reimbursement by the Fund's investment manager of investment management fees and other expenses equal to $0.01, $0.03 and $0.03 per share (calculated using the average share method) for the six months ended June 30, 1997 and the years ended December 31, 1996 and 1995, respectively. Without such reimbursement, the ratio of expenses would have been 1.11%, 1.25% and 1.11%, respectively, and the ratio of net investment income to average net assets would have been 0.93%, 0.06% and 0.83%, respectively.
(d) Total return measures the change in value of an investment over the period indicated.
(e) For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate per share for security trades on which commissions are charged. This amount may vary from period to period and fund to fund depending on the mix of trades executed in various markets where trading practices and commission rate structures may differ.
(f) Annualized.
(g) Not annualized.  Fund was in operation for four days.
(h) Not annualized.

                               RCM CAPITAL FUNDS, INC.
                            NOTES TO FINANCIAL STATEMENTS
                                    JUNE 30, 1997
                                     (UNAUDITED)


1.  SIGNIFICANT ACCOUNTING POLICIES

    RCM Capital Funds, Inc. (the "Company") is organized as a Maryland corporation and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Company consists of three series: RCM Growth Equity Fund ("Growth Fund") and RCM Small Cap Fund ("Small Cap Fund") are diversified, no-load series of the Company, and RCM International Growth Equity Fund A ("International Fund") is a non-diversified, no-load series of the Company. These three series are collectively referred to as the "Funds."

    The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements.
    The policies are in conformity with generally accepted accounting principles which require management to make estimates and assumptions that affect the report amount of assets and liabilities. Actual results may differ from these estimates.

    a.  SECURITIES VALUATIONS:

    Investment securities are stated at fair market value. Equity securities traded on stock exchanges are valued at the last sale price on the exchange or in the principal over-the-counter market in which such securities are traded as of the close of business on the day the securities are being valued. If there has been no sale on such day, then the security will be valued at the closing bid price on such day. If no bid price is quoted on such day, then the security will be valued by such method as a duly constituted committee of the Board of Directors of the Company shall determine in good faith to reflect its fair market value. Readily marketable securities traded only in the over-the-counter market that are not listed on NASDAQ or similar foreign reporting service will be valued at the mean bid price, or using such other comparable sources as the Board of Directors of the Company in good faith deems appropriate to reflect their fair market value. Other portfolio securities held by the Funds will be valued at current market value, if current market quotations are readily available for such securities. To the extent that market quotations are not readily available, such securities will be valued by whatever means a duly constituted committee of the Board of Directors of the Company in good faith deems appropriate to reflect their fair market value. Short-term investments with a maturity of 60 days or less are valued at amortized cost, which approximates market value.

    b.  SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME:

    Security transactions are recorded as of the date of purchase or sale. Realized gains and losses on security transactions are determined on the identified cost basis for both financial statement and federal income tax purposes. Interest income, foreign taxes and expenses are accrued daily. Dividends are recorded on the ex-dividend date.

    c.  FOREIGN CURRENCY TRANSACTIONS:

    The records of the Fund are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of foreign securities and income and withholding taxes are translated on the respective dates of such transactions. Net realized currency gains and losses include foreign currency gains and losses between trade date and settlement date and foreign currency transactions. The Funds do not isolate that portion of foreign currency exchange fluctuation on investments from unrealized appreciation and depreciation which arises

                               RCM CAPITAL FUNDS, INC.
                            NOTES TO FINANCIAL STATEMENTS
                                    JUNE 30, 1997
                                     (UNAUDITED)


1.  SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

    c.  FOREIGN CURRENCY TRANSACTIONS:

    from changes in market prices. Such fluctuations are included with the net unrealized appreciation or depreciation on investments.

    d.  FORWARD FOREIGN CURRENCY CONTRACTS:

    A forward foreign currency contract ("Forward") is an agreement between two parties to buy and sell a currency at a set price on a future date. The International Fund may enter into Forwards in order to hedge foreign currency risk associated with its portfolio securities or for other risk management or investment purposes. The market value of the Forward fluctuates with changes in currency exchange rates. The Forward is marked-to-market daily and the change in market value is recorded by the International Fund as an unrealized appreciation or depreciation. When the Forward is closed, the International Fund records a realized gain or loss equal to the difference between the value at the time the Forward was opened and the value at the time it was closed. The International Fund could be exposed to risk of loss if the counterparty is unable to meet the terms of the contract or if the value of the currency changes unfavorably.

    e.  FEDERAL INCOME TAXES:

    It is the policy of the Funds to comply with the requirements for qualification as a "regulated investment company" under the Internal Revenue Code of 1986, as amended (the "Code"). It is also the intention of the Funds to make distributions sufficient to avoid imposition of any excise tax under Section 4982 of the Code. Therefore, no provision has been made for Federal or excise taxes on income and capital gains.

    f.  DISTRIBUTIONS:

    Distributions to shareholders are recorded by the Funds on the ex-dividend date. Income and capital gain distributions are determined in accordance with Federal income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for losses as a result of wash sales, foreign currency transactions and/or passive foreign investment companies.

2.  INVESTMENT IN FOREIGN SECURITY AND CURRENCY

    Investing in foreign equity securities and currency transactions involves significant risks, some of which are not typically associated with investments of domestic origin. The International Fund's investments in foreign and emerging markets will subject the International Fund to the risk of foreign currency exchange rate fluctuations, perceived credit risk and adverse economic and political developments.

                               RCM CAPITAL FUNDS, INC.
                            NOTES TO FINANCIAL STATEMENTS
                                    JUNE 30, 1997
                                     (UNAUDITED)


3.  CAPITAL SHARES

    At June 30, 1997, there were 1,000,000,000 shares of the Company's common stock authorized, at $0.0001 par value. Of this amount, 300,000,000 were classified as shares of the Growth Fund; 100,000,000 were classified as shares of the Small Cap Fund; 100,000,000 were classified as shares of the International Fund; and 500,000,000 shares remain unclassified. As of the close of business on June 17, 1996, each outstanding share of capital stock of the Funds was split as follows:

                                       Stock          Outstanding
                                       Split             Shares
                                     ---------        -----------
         Growth Fund                  25 to 1         91,056,470
         Small Cap Fund               12 to 1         33,476,643
         International Fund           10 to 1          3,080,990

Transactions in capital shares for the Funds shown below were restated to reflect the stock split:


                                                      CAPITAL SHARE TRANSACTIONS

GROWTH FUND                       Six Months ended June 30, 1997
                                            (Unaudited)              Year ended December 31, 1996
                                  ------------------------------     -----------------------------
                                    Shares            Amount           Shares            Amount
                                  ------------------------------     -----------------------------
Shares sold                         6,800,562    $  43,427,063         5,272,649    $  49,629,302
Shares issued in connection
  with reinvestment of
  distributions                        -                -             56,967,931      351,492,134
Shares repurchased                (11,982,886)     (76,863,110)      (67,435,650)    (658,264,238)
                                  ------------------------------     -----------------------------
Net decrease                       (5,182,324)   $ (33,436,047)       (5,195,070)   $(257,142,802)
                                  ------------------------------     -----------------------------
                                  ------------------------------     -----------------------------

                                  Six Months ended June 30, 1997
SMALL CAP FUND                              (Unaudited)              Year ended December 31, 1996
                                  ------------------------------     -----------------------------
                                    Shares            Amount           Shares            Amount
                                  ------------------------------     -----------------------------
Shares sold                         3,490,849    $  39,099,367        10,624,664    $ 145,473,916
Shares issued in connection
  with reinvestment of
  distributions                        -                -             10,879,522      121,959,444
Shares repurchased                 (6,619,507)     (75,730,185)       (9,267,406)    (119,774,761)
                                  ------------------------------     -----------------------------
Net decrease                       (3,128,658)   $ (36,630,818)       12,236,780    $ 147,658,599
                                  ------------------------------     -----------------------------
                                  ------------------------------     -----------------------------

INTERNATIONAL FUND
                                  Six Months ended June 30, 1997
                                            (Unaudited)              Year ended December 31, 1996
                                  ------------------------------     -----------------------------
                                    Shares            Amount           Shares            Amount
                                  ------------------------------     -----------------------------
Shares sold                         1,073,899     $ 14,163,305           958,208    $  12,239,598
Shares issued in connection
  with reinvestment of
  distributions                        -                -                293,007        3,621,573
Shares repurchased                     (6,226)         (88,041)          (86,083)      (1,143,164)
                                  ------------------------------     -----------------------------
Net decrease                        1,067,673     $ 14,075,264         1,165,132    $  14,718,007
                                  ------------------------------     -----------------------------
                                  ------------------------------     -----------------------------


                               RCM CAPITAL FUNDS, INC.
                            NOTES TO FINANCIAL STATEMENTS
                                    JUNE 30, 1997
                                     (UNAUDITED)


3.  CAPITAL SHARES (CONTINUED)

    At June 30, 1997, seven shareholders in the Growth Fund, five shareholders in the Small Cap Fund and three shareholders in the International Fund each held more than 5% of the outstanding shares of the respective Funds.

4.  PURCHASES AND SALES OF SECURITIES

    The following summarizes purchases and sales of investment securities, other than short-term investments, by each Fund, for the six months ended June 30, 1997:

                          PURCHASES AND SALES OF SECURITIES

                                              PURCHASES
                             --------------------------------------------
                               U.S. Government             Other Issues
                             --------------------     -------------------
       Growth Fund                     -                $  557,786,357
       Small Cap Fund                  -                $  276,070,283
       International Fund              -                $   42,517,722

                                                SALES
                             --------------------------------------------
                               U.S. Government             Other Issues
                             --------------------     -------------------
       Growth Fund                     -                $  597,302,939
       Small Cap Fund                  -                $  311,763,051
       International Fund              -                $   25,534,127

5.  TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

    RCM manages the Funds' investments and provides various administrative services, subject to the authority of the Board of Directors. The Growth Fund, Small Cap Fund and International Fund pay investment management fees monthly at an annualized rate of 0.75%, 1.00% and 0.75%, respectively, of the Funds' average daily net assets. For the six months ended June 30, 1997, investment management fees were $3,258,889 for the Growth Fund, $2,595,251 for the Small Cap Fund and $238,982 for the International Fund.

    RCM has voluntarily agreed to pay the International Fund on a monthly basis the amount, if any, by which certain ordinary operating expenses of the Fund exceed the annualized rate of 1% of the International Fund's average daily net assets. For the six months ended June 30, 1997, RCM reimbursed the International Fund for operating expenses totaling $38,236.

    On June 30, 1997, the RCM Capital Management Profit Sharing Plan, participation in which is limited to employees of RCM, owned 274,001 shares of the Growth Fund, 412,112 shares of the Small Cap Fund and 435,586 shares of the International Fund.

6.  DIRECTORS' FEES

    Each Director who is not an interested person of the Company receives from the Company an annual retainer of $9,000 (the retainer is evenly prorated among each series of the Company), plus $1,500 for each meeting of the Board attended and $500 for each committee meeting attended.

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INVESTMENT MANAGER

RCM Capital Management, L.L.C.
Four Embarcadero Center
San Francisco, California  94111


TRANSFER AND REDEMPTION AGENT

RCM Capital Trust Company
Four Embarcadero Center, Suite 2800
San Francisco, California  94111


DISTRIBUTOR

Funds Distributor, Inc.
60 State Street, Suite 1300
Boston, Massachusetts  02109


CUSTODIAN

State Street Bank and Trust Company
1776 Heritage Drive
North Quincy, Massachusetts  02171


LEGAL COUNSEL

Paul, Hastings, Janofsky & Walker LLP
555 South Flower Street
Los Angeles, California 90071


INDEPENDENT ACCOUNTANTS

Coopers & Lybrand L.L.P.
One Post Office Square
Boston, Massachusetts  02109
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